GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – 38.4%
Automobiles & Components – 0.0%
General Motors Co.
$25,000	4.000%		04/01/2025	$ 21,350

Banks – 9.9%
American Express Co.(a)
25,000	3.625		12/05/2024	25,902
American Express Co. Series C(a)(b)
	(3 Mo. LIBOR + 3.29%),
40,000	4.025		06/15/2020	33,800
Avolon Holdings Funding Ltd.(a)(c)
100,000	2.875		02/15/2025	79,070
Bank of America Corp.
75,000	4.125		01/22/2024	79,843
	(3 Mo. LIBOR + 0.94%),
50,000	3.864	(a)(b)	07/23/2024	52,219
50,000	4.200		08/26/2024	53,100
45,000	3.248	(a)	10/21/2027	46,985
	(3 Mo. LIBOR + 1.58%),
75,000	3.824	(a)(b)	01/20/2028	78,530
	(3 Mo. LIBOR + 1.37%),
25,000	3.593	(a)(b)	07/21/2028	25,893
	(3 Mo. LIBOR + 1.04%),
85,000	3.419	(a)(b)	12/20/2028	87,487
	(3 Mo. LIBOR + 1.31%),
50,000	4.271	(a)(b)	07/23/2029	54,171
	(3 Mo. LIBOR + 1.19%),
50,000	2.884	(a)(b)	10/22/2030	49,989
	(3 Mo. LIBOR + 3.15%),
125,000	4.083	(a)(b)	03/20/2051	141,245
Bank of America Corp. Series L(a)
25,000	4.183		11/25/2027	26,295
BNP Paribas SA(c)
200,000	3.375		01/09/2025	199,217
BPCE SA
300,000	2.650		02/03/2021	300,042
Citigroup, Inc.
220,000	3.400		05/01/2026	232,482
25,000	4.125		07/25/2028	25,795
	(SOFR + 1.42%),
75,000	2.976	(a)(b)	11/05/2030	72,588
	(SOFR + 3.91%),
50,000	4.412	(a)(b)	03/31/2031	54,928
Credit Suisse Group Funding Guernsey Ltd.
250,000	4.550		04/17/2026	263,944
Deutsche Bank AG
115,000	2.700		07/13/2020	113,246
Discover Financial Services(a)
75,000	3.750		03/04/2025	74,089
Gazprom PJSC
240,000	4.950		03/23/2027	250,223
GE Capital International Funding Co. Unlimited Co.
200,000	3.373		11/15/2025	201,330
General Motors Financial Co., Inc.(a)
25,000	4.300		07/13/2025	21,940
Huntington Bancshares, Inc.(a)
50,000	4.000		05/15/2025	52,409

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
JPMorgan Chase & Co.(a)
	(3 Mo. LIBOR + 1.00%),
$150,000	4.023	%(b)	12/05/2024	$ 158,738
	(SOFR + 1.16%),
200,000	2.30	(b)	10/15/2025	199,467
	(3 Mo. LIBOR + 1.25%),
100,000	3.960	(b)	01/29/2027	107,840
15,000	3.625		12/01/2027	15,716
	(3 Mo. LIBOR + 1.34%),
75,000	3.782	(b)	02/01/2028	79,903
	(3 Mo. LIBOR + 0.95%),
45,000	3.509	(b)	01/23/2029	46,809
	(SOFR + 3.79%),
25,000	4.493	(b)	03/24/2031	28,822
JPMorgan Chase & Co. Series HH(a)(b)
	(SOFR + 3.13%),
100,000	4.600		02/01/2025	88,046
JPMorgan Chase & Co. Series Z(a)(b)
	(3 Mo. LIBOR + 3.80%),
85,000	5.300		05/01/2020	79,270
Mizuho Financial Group, Inc.
250,000	2.601		09/11/2022	250,158
Morgan Stanley
	(3 Mo. LIBOR + 1.40%),
50,000	3.201	(a)(b)	10/24/2023	48,313
	(3 Mo. LIBOR + 0.85%),
25,000	3.737	(a)(b)	04/24/2024	25,938
225,000	3.700		10/23/2024	237,314
	(SOFR + 1.15%),
75,000	2.720	(a)(b)	07/22/2025	75,407
25,000	3.625		01/20/2027	26,432
50,000	3.950		04/23/2027	51,897
	(3 Mo. LIBOR + 1.63%),
100,000	4.431	(a)(b)	01/23/2030	110,815
	(SOFR + 3.12%),
50,000	3.622	(a)(b)	04/01/2031	52,317
	(SOFR + 4.84%),
75,000	5.597	(a)(b)	03/24/2051	103,486
Nuveen LLC(a)(c)
25,000	4.000		11/01/2028	26,124
Raymond James Financial, Inc.(a)
25,000	4.650		04/01/2030	25,974
Royal Bank of Canada(b)
	(3 Mo. LIBOR + 0.39%),
50,000	2.160		04/30/2021	49,223
Royal Bank of Scotland Group plc
200,000	3.875		09/12/2023	201,889
Santander UK plc
200,000	2.875		06/18/2024	199,965
Standard Chartered plc(a)(b)(c)
	(3 Mo. LIBOR + 1.15%),
200,000	4.247		01/20/2023	200,884
Wells Fargo & Co.
175,000	3.000		10/23/2026	179,014
50,000	4.300		07/22/2027	52,981
	(3 Mo. LIBOR + 4.24%),
25,000	5.013	(a)(b)	04/04/2051	31,714

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
Westpac Banking Corp. (a)(b)
	(5 Yr. Swap Rate + 2.24%),
$25,000	4.322%		11/23/2031	$ 25,518
	(US Treasury Yield Curve Rate T-Note Constant Maturity 5 Yr. + 2.00%),
50,000	4.110		07/24/2034	48,080

				5,524,816

Capital Goods – 1.7%
3M Co.(a)
25,000	3.700		04/15/2050	27,879
Air Lease Corp.(a)
75,000	2.300		02/01/2025	59,106
75,000	3.750		06/01/2026	64,653
Boeing Co. (The)(a)
50,000	3.450		11/01/2028	44,303
General Dynamics Corp.(a)
50,000	4.250		04/01/2050	61,622
Northrop Grumman Corp.
50,000	2.930	(a)	01/15/2025	50,922
75,000	3.250	(a)	01/15/2028	78,782
25,000	4.750		06/01/2043	30,214
75,000	5.250	(a)	05/01/2050	100,708
Otis Worldwide Corp.(a)(c)
25,000	2.293		04/05/2027	23,958
150,000	2.565		02/15/2030	145,291
Roper Technologies, Inc.(a)
50,000	4.200		09/15/2028	53,211
Stanley Black & Decker, Inc.(a)
50,000	4.250		11/15/2028	53,539
United Technologies Corp.(a)
50,000	3.950		08/16/2025	54,571
50,000	4.125		11/16/2028	55,252
25,000	4.050		05/04/2047	27,336
25,000	4.625		11/16/2048	29,577

				960,924

Commercial & Professional Services(a) – 0.4%
IHS Markit Ltd.
75,000	3.625		05/01/2024	76,187
75,000	4.250		05/01/2029	78,381
Republic Services, Inc.
75,000	2.500		08/15/2024	75,851

				230,419

Consumer Durables & Apparel(a) – 0.7%
Carrier Global Corp.(c)
150,000	2.493		02/15/2027	141,612
200,000	2.722		02/15/2030	183,632
NIKE, Inc.
25,000	3.250		03/27/2040	26,072
25,000	3.375		03/27/2050	27,277

				378,593

Consumer Services(a) – 0.3%
Marriott International, Inc.
85,000	2.300		01/15/2022	79,725
McDonald’s Corp.
25,000	4.200		04/01/2050	27,821
Starbucks Corp.
75,000	3.800		08/15/2025	79,690

				187,236

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Electric – 2.5%
Alliant Energy Finance LLC(a)(c)
$25,000	3.750%		06/15/2023	$ 26,623
American Electric Power Co., Inc.(a)
50,000	2.300		03/01/2030	46,633
Arizona Public Service Co.(a)
45,000	2.950		09/15/2027	45,983
Berkshire Hathaway Energy Co.(a)
25,000	3.250		04/15/2028	25,817
50,000	3.700	(c)	07/15/2030	53,476
Dominion Energy, Inc.
50,000	3.071		08/15/2024	49,624
Dominion Energy, Inc. Series C(a)
25,000	3.375		04/01/2030	24,749
Emera US Finance LP(a)
45,000	2.700		06/15/2021	45,611
Entergy Corp.(a)
45,000	2.950		09/01/2026	44,723
Exelon Corp.(a)
45,000	3.497		06/01/2022	43,689
50,000	4.050		04/15/2030	51,112
25,000	4.700		04/15/2050	26,141
FirstEnergy Corp.(a)
100,000	2.650		03/01/2030	94,391
Florida Power & Light Co.(a)
68,000	4.125		02/01/2042	77,268
MidAmerican Energy Co.(a)
25,000	3.650		04/15/2029	27,341
NiSource, Inc.(a)
50,000	3.650		06/15/2023	51,102
95,000	3.490		05/15/2027	96,303
NRG Energy, Inc. (a)(c)
75,000	3.750		06/15/2024	74,127
Ohio Power Co. Series P(a)
25,000	2.600		04/01/2030	24,842
Progress Energy, Inc.
120,000	7.000		10/30/2031	157,654
Sempra Energy(a)(b)
	(3 Mo. LIBOR + 0.50%),
70,000	2.331		01/15/2021	66,306
Southern California Edison Co. Series A(a)
50,000	4.200		03/01/2029	53,303
Southern Co. (The) (a)
60,000	3.250		07/01/2026	60,453
Vistra Operations Co. LLC(a)(c)
125,000	3.550		07/15/2024	117,596

				1,384,867

Energy – 2.1%
BP Capital Markets America, Inc.(a)
75,000	3.224		04/14/2024	76,509
Cenovus Energy, Inc.(a)
25,000	4.250		04/15/2027	12,303
Continental Resources, Inc.(a)
150,000	4.500		04/15/2023	83,250
Devon Energy Corp.(a)
29,000	5.850		12/15/2025	23,615
25,000	5.600		07/15/2041	15,858
5,000	4.750		05/15/2042	3,204
Energy Transfer Operating LP(a)
25,000	4.650		06/01/2021	24,347
75,000	4.200		09/15/2023	66,643
50,000	2.900		05/15/2025	42,393
25,000	5.250		04/15/2029	21,149
5,000	6.000		06/15/2048	4,155

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Energy – (continued)
Enterprise Products Operating LLC(a)(b)
	(3 Mo. LIBOR + 2.78%),
$40,000	4.358%		06/01/2067	$ 23,369
EQM Midstream Partners LP(a)
100,000	4.750		07/15/2023	72,000
25,000	5.500		07/15/2028	13,875
Marathon Petroleum Corp.(a)
25,000	3.800		04/01/2028	21,033
MPLX LP(a)
25,000	4.800		02/15/2029	21,942
35,000	4.500		04/15/2038	24,860
25,000	5.500		02/15/2049	21,502
Newfield Exploration Co.
50,000	5.625		07/01/2024	25,250
Occidental Petroleum Corp.(a)
225,000	2.900		08/15/2024	124,312
15,000	5.550		03/15/2026	7,950
Petroleos Mexicanos
20,000	4.500		01/23/2026	14,519
20,000	6.490	(a)(c)	01/23/2027	14,750
10,000	6.500		03/13/2027	7,352
10,000	5.950	(a)(c)	01/28/2031	6,876
20,000	6.750		09/21/2047	13,100
30,000	7.690	(a)(c)	01/23/2050	20,550
Phillips 66(a)
60,000	3.900		03/15/2028	57,809
Pioneer Natural Resources Co.(a)
25,000	3.950		07/15/2022	24,070
Plains All American Pipeline LP(a)
15,000	3.650		06/01/2022	13,753
35,000	3.850		10/15/2023	31,655
Sabine Pass Liquefaction LLC(a)
75,000	5.625		03/01/2025	71,119
75,000	5.000		03/15/2027	64,903
Western Midstream Operating LP(a)
75,000	3.100		02/01/2025	39,750
50,000	4.050		02/01/2030	21,875
25,000	5.450		04/01/2044	9,312
25,000	5.300		03/01/2048	10,000

				1,150,912

Food & Beverage(a) – 2.3%
Anheuser-Busch Cos. LLC
35,000	4.700		02/01/2036	36,532
210,000	4.900		02/01/2046	231,332
Anheuser-Busch InBev Worldwide, Inc.
350,000	4.750		01/23/2029	385,936
100,000	4.600		04/15/2048	105,805
25,000	5.550		01/23/2049	29,384
Constellation Brands, Inc.
	(3 Mo. LIBOR + 0.70%),
75,000	2.392	(b)	11/15/2021	71,748
50,000	4.400		11/15/2025	50,302
25,000	3.700		12/06/2026	24,818
50,000	3.600		02/15/2028	48,974
25,000	3.150		08/01/2029	23,243
JM Smucker Co. (The)
25,000	2.375		03/15/2030	23,213
Keurig Dr Pepper, Inc.
50,000	4.057		05/25/2023	52,037
25,000	5.085		05/25/2048	31,160
Mars, Inc.(c)
25,000	2.700		04/01/2025	25,389
25,000	3.200		04/01/2030	26,179

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Food & Beverage(a) – (continued)
PepsiCo, Inc.
$50,000	3.625%		03/19/2050	$ 58,875
Tyson Foods, Inc.
50,000	3.900		09/28/2023	52,039

				1,276,966

Health Care Equipment & Services(a) – 1.7%
Becton Dickinson and Co.
	(3 Mo. LIBOR + 0.88%),
93,000	2.250	(b)	12/29/2020	89,861
45,000	2.894		06/06/2022	44,682
25,000	3.363		06/06/2024	24,976
40,000	3.700		06/06/2027	40,624
Centene Corp.(c)
150,000	4.250		12/15/2027	150,992
Cigna Corp.
100,000	3.750		07/15/2023	102,022
50,000	2.400		03/15/2030	47,334
150,000	3.400		03/15/2050	142,093
CVS Health Corp.
75,000	3.500		07/20/2022	76,986
50,000	3.700		03/09/2023	51,826
50,000	3.875		07/20/2025	52,467
25,000	4.250		04/01/2050	25,895
Zimmer Biomet Holdings, Inc.
100,000	3.550		03/20/2030	99,333

				949,091

Household & Personal Products – 0.1%
Kimberly-Clark Corp.(a)
25,000	3.100		03/26/2030	26,817
Procter & Gamble Co. (The)
25,000	3.600		03/25/2050	30,834

				57,651

Life Insurance(a) – 0.6%
American International Group, Inc.
125,000	3.900		04/01/2026	128,818
25,000	4.200		04/01/2028	25,859
Berkshire Hathaway Finance Corp.
75,000	1.850		03/12/2030	72,739
Marsh & McLennan Cos., Inc.
50,000	4.375		03/15/2029	55,706
Principal Financial Group, Inc.
50,000	3.100		11/15/2026	49,172

				332,294

Materials – 0.3%
DuPont de Nemours, Inc.(a)
25,000	4.205		11/15/2023	26,315
50,000	4.493		11/15/2025	53,570
Ecolab, Inc.
4,000	5.500		12/08/2041	4,733
Huntsman International LLC(a)
25,000	4.500		05/01/2029	21,381
Sherwin-Williams Co. (The)(a)
25,000	3.450		06/01/2027	25,635
50,000	2.950		08/15/2029	49,057

				180,691

Media & Entertainment(a) – 2.1%
Charter Communications Operating LLC
92,000	4.500		02/01/2024	94,985
220,000	4.908		07/23/2025	236,468

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Media & Entertainment(a) – (continued)
Comcast Corp.
$25,000	3.700%		04/15/2024	$ 26,821
25,000	3.100		04/01/2025	26,476
45,000	3.375		08/15/2025	47,759
50,000	3.950		10/15/2025	55,105
25,000	3.300		02/01/2027	26,265
75,000	3.300		04/01/2027	79,138
225,000	3.150		02/15/2028	235,697
125,000	4.150		10/15/2028	141,273
25,000	4.250		10/15/2030	29,038
25,000	3.750		04/01/2040	27,796
25,000	4.950		10/15/2058	34,001
Fox Corp.(c)
25,000	4.030		01/25/2024	25,947
25,000	4.709		01/25/2029	27,407
Walt Disney Co. (The)
25,000	3.700		09/15/2024	26,931
25,000	4.700		03/23/2050	32,524

				1,173,631

Metals and Mining – 0.3%
Glencore Funding LLC(c)
75,000	4.125	(a)	03/12/2024	70,114
25,000	4.625		04/29/2024	23,514
Newmont Corp.
75,000	2.250	(a)	10/01/2030	69,730

				163,358

Pharmaceuticals, Biotechnology & Life Sciences – 2.9%
AbbVie, Inc.
75,000	3.375		11/14/2021	76,657
50,000	3.750	(a)	11/14/2023	52,022
125,000	4.050	(a)(c)	11/21/2039	130,424
200,000	4.250	(a)(c)	11/21/2049	214,684
Amgen, Inc.(a)
70,000	3.125		05/01/2025	73,132
Bayer US Finance II LLC(a)(c)
200,000	3.875		12/15/2023	205,061
Bayer US Finance LLC(c)
200,000	3.000		10/08/2021	205,144
Bristol-Myers Squibb Co.(a)(c)
150,000	3.875		08/15/2025	162,779
25,000	4.250		10/26/2049	31,619
DH Europe Finance II Sarl(a)
75,000	2.200		11/15/2024	73,644
25,000	2.600		11/15/2029	24,942
75,000	3.250		11/15/2039	72,561
Elanco Animal Health, Inc.
50,000	4.662		08/27/2021	49,432
25,000	5.022	(a)	08/28/2023	25,354
Pfizer, Inc.(a)
75,000	3.450		03/15/2029	82,529
25,000	2.625		04/01/2030	26,175
Thermo Fisher Scientific, Inc.(a)
35,000	3.000		04/15/2023	35,819
15,000	3.650		12/15/2025	15,528
25,000	4.497		03/25/2030	28,169
Zoetis, Inc.(a)
45,000	3.000		09/12/2027	45,566

				1,631,241

Pipelines(a) – 0.2%
Columbia Pipeline Group, Inc.
35,000	3.300		06/01/2020	35,011

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Pipelines(a) – (continued)
Sunoco Logistics Partners Operations LP
$15,000	4.250%	04/01/2024	$ 13,194
Williams Cos., Inc. (The)
25,000	3.600	03/15/2022	24,493
25,000	3.900	01/15/2025	22,428
35,000	4.000	09/15/2025	30,909

			126,035

Property/Casualty Insurance – 0.2%
Arch Capital Group US, Inc.
36,000	5.144	11/01/2043	39,982
Progressive Corp. (The)(a)
25,000	3.950	03/26/2050	28,785
XLIT Ltd.
45,000	4.450	03/31/2025	46,449

			115,216

Real Estate Investment Trusts(a) – 1.8%
Alexandria Real Estate Equities, Inc.
25,000	3.800	04/15/2026	25,084
25,000	3.375	08/15/2031	23,209
American Campus Communities Operating Partnership LP
95,000	4.125	07/01/2024	98,375
American Homes 4 Rent LP
50,000	4.900	02/15/2029	47,746
American Tower Corp.
75,000	3.375	05/15/2024	74,912
100,000	2.400	03/15/2025	98,548
Crown Castle International Corp.
25,000	2.250	09/01/2021	24,565
85,000	3.150	07/15/2023	84,923
60,000	3.650	09/01/2027	60,823
25,000	3.300	07/01/2030	24,795
CubeSmart LP
45,000	4.000	11/15/2025	44,646
Essex Portfolio LP
50,000	3.000	01/15/2030	46,782
Kilroy Realty LP
25,000	4.750	12/15/2028	26,260
National Retail Properties, Inc.
45,000	4.000	11/15/2025	46,659
Regency Centers LP
100,000	2.950	09/15/2029	93,878
Spirit Realty LP
75,000	3.400	01/15/2030	64,837
Ventas Realty LP
45,000	3.500	02/01/2025	44,263
VEREIT Operating Partnership LP
50,000	4.625	11/01/2025	48,900
25,000	3.950	08/15/2027	23,575
WP Carey, Inc.
25,000	3.850	07/15/2029	24,376

			1,027,156

Retailing(a) – 1.5%
Alimentation Couche-Tard, Inc.(c)
45,000	2.700	07/26/2022	44,253
Amazon.com, Inc.
335,000	5.200	12/03/2025	398,972
45,000	4.800	12/05/2034	58,631
15,000	3.875	08/22/2037	17,939

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Retailing(a) – (continued)
Dollar Tree, Inc.
$50,000	4.000%		05/15/2025	$ 51,379
50,000	4.200		05/15/2028	50,867
Expedia Group, Inc.
35,000	3.800		02/15/2028	30,778
Home Depot, Inc. (The)
25,000	3.900		12/06/2028	27,809
25,000	4.250		04/01/2046	29,247
Lowe’s Cos., Inc.
50,000	5.000		04/15/2040	56,825
25,000	5.125		04/15/2050	29,907
Sysco Corp.
25,000	6.600		04/01/2050	27,144

				823,751

Software & Services(a) – 1.3%
Adobe, Inc.
50,000	2.150		02/01/2027	50,837
75,000	2.300		02/01/2030	74,515
Fiserv, Inc.
25,000	3.800		10/01/2023	25,999
100,000	2.750		07/01/2024	100,212
50,000	3.200		07/01/2026	51,270
25,000	4.200		10/01/2028	27,062
Global Payments, Inc.
50,000	2.650		02/15/2025	50,638
25,000	3.200		08/15/2029	24,015
Mastercard, Inc.
25,000	3.300		03/26/2027	27,191
25,000	3.350		03/26/2030	27,741
Oracle Corp.
25,000	3.600		04/01/2040	24,986
50,000	3.600		04/01/2050	49,955
50,000	3.850		04/01/2060	50,307
PayPal Holdings, Inc.
125,000	2.650		10/01/2026	122,524

				707,252

Technology – 2.2%
Apple, Inc.(a)
325,000	2.450		08/04/2026	339,727
Broadcom Corp.(a)
125,000	3.625		01/15/2024	123,603
50,000	3.125		01/15/2025	47,283
Broadcom, Inc.(c)
100,000	3.125		10/15/2022	98,979
75,000	3.625	(a)	10/15/2024	73,545
150,000	4.250	(a)	04/15/2026	150,576
Dell International LLC(a)(c)
70,000	5.450		06/15/2023	71,798
100,000	6.020		06/15/2026	103,541
Hewlett Packard Enterprise Co.(a)
45,000	4.900		10/15/2025	46,523
25,000	6.350		10/15/2045	29,058
Microchip Technology, Inc.
25,000	3.922		06/01/2021	24,212
Oracle Corp.(a)
70,000	2.500		05/15/2022	71,163
QUALCOMM, Inc.(a)
25,000	2.600		01/30/2023	25,588

				1,205,596

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Tobacco(a) – 0.2%
Altria Group, Inc.
$50,000	3.800%		02/14/2024	$ 50,739
Archer-Daniels-Midland Co.
25,000	3.250		03/27/2030	26,464
BAT Capital Corp.
25,000	3.222		08/15/2024	24,991
25,000	4.540		08/15/2047	22,814

				125,008

Transportation(a) – 0.4%
Avolon Holdings Funding Ltd.(c)
25,000	3.950		07/01/2024	19,700
Burlington Northern Santa Fe LLC
25,000	4.050		06/15/2048	29,139
Canadian Pacific Railway Co.
25,000	2.050		03/05/2030	23,292
FedEx Corp.
45,000	3.400		02/15/2028	43,833
Penske Truck Leasing Co. LP(c)
70,000	3.375		02/01/2022	70,692
United Parcel Service, Inc.
50,000	5.300		04/01/2050	65,293

				251,949

Wireless Telecommunications – 2.7%
American Tower Corp.
45,000	4.700		03/15/2022	46,023
AT&T, Inc.
60,000	3.200	(a)	03/01/2022	60,864
80,000	3.800		03/15/2022	81,996
50,000	3.000	(a)	06/30/2022	50,158
195,000	3.400	(a)	05/15/2025	202,431
25,000	3.600	(a)	07/15/2025	26,047
110,000	4.250	(a)	03/01/2027	117,515
25,000	4.900	(a)	08/15/2037	28,067
25,000	4.750	(a)	05/15/2046	27,662
25,000	5.150	(a)	11/15/2046	29,187
25,000	4.500	(a)	03/09/2048	27,099
Verizon Communications, Inc.
25,000	3.376		02/15/2025	26,810
25,000	2.625		08/15/2026	25,812
145,000	4.329		09/21/2028	165,848
200,000	3.875	(a)	02/08/2029	223,956
25,000	3.150	(a)	03/22/2030	26,985
100,000	4.862		08/21/2046	130,469
87,000	5.012		04/15/2049	117,380
25,000	4.000	(a)	03/22/2050	29,494
Vodafone Group plc
75,000	3.750		01/16/2024	78,092

				1,521,895

TOTAL CORPORATE BONDS (Cost $21,659,539)				$ 21,507,898

Mortgage-Backed Securities – 45.6%
FHLMC – 0.1%
$2,631	4.500%		07/01/2024	$ 2,760
15,791	4.500		11/01/2024	16,585
3,594	4.500		12/01/2024	3,776
6,603	7.500		12/01/2029	7,707
1,811	5.000		10/01/2033	2,025
2,947	5.000		07/01/2035	3,274
4,015	5.000		12/01/2035	4,475

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FHLMC – (continued)
$821	5.000%	03/01/2038	$ 905
2,338	5.000	06/01/2041	2,579

			44,086

GNMA – 20.1%
1,197	7.000	10/15/2025	1,227
5,203	7.000	11/15/2025	5,535
696	7.000	02/15/2026	717
2,456	7.000	04/15/2026	2,617
2,494	7.000	03/15/2027	2,692
15,084	7.000	11/15/2027	15,680
6,274	7.000	02/15/2028	6,794
1,472	7.000	03/15/2028	1,519
820	7.000	04/15/2028	846
109	7.000	05/15/2028	119
2,443	7.000	06/15/2028	2,666
3,724	7.000	07/15/2028	4,093
9,448	7.000	09/15/2028	10,285
1,834	7.000	11/15/2028	1,970
755	7.500	11/15/2030	757
94,527	6.000	08/20/2034	109,018
87,675	5.000	06/15/2040	97,849
424,933	4.000	08/20/2043	460,796
195,585	4.000	10/20/2045	210,991
331,349	5.000	08/20/2048	354,311
546,756	4.500	09/20/2048	583,460
623,264	5.000	10/20/2048	666,019
618,853	5.000	11/20/2048	660,676
1,456,030	4.500	01/20/2049	1,548,996
192,822	4.500	03/20/2049	204,862
216,979	4.500	05/20/2049	230,205
892,837	5.000	05/20/2049	947,527
874,542	5.000	06/20/2049	929,494
2,000,000	2.500	TBA-30yr(d)	2,090,917
1,000,000	3.000	TBA-30yr(d)	1,057,667
1,000,000	4.500	TBA-30yr(d)	1,060,296

			11,270,601

UMBS – 14.2%
234	5.000	06/01/2023	243
17,403	5.500	09/01/2023	18,066
5,253	5.500	10/01/2023	5,457
1,059	4.500	07/01/2024	1,109
35,154	4.500	11/01/2024	36,861
17,483	4.500	12/01/2024	18,361
5,716	9.000	11/01/2025	6,391
26,355	7.000	08/01/2026	29,118
10,767	8.000	10/01/2029	12,466
1,101	8.500	04/01/2030	1,293
2,048	8.000	05/01/2030	2,230
6,020	8.000	08/01/2032	7,098
8,085	4.500	08/01/2039	8,878
36,806	3.000	01/01/2043	39,128
154,491	3.000	03/01/2043	164,235
214,590	3.000	04/01/2043	228,125
159,694	3.000	05/01/2043	169,767
495,737	4.500	04/01/2045	546,861
55,412	4.500	05/01/2045	61,126
346,287	4.000	02/01/2048	375,183
463,670	4.000	03/01/2048	502,361

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
UMBS – (continued)
	$106,073	4.000%	06/01/2048	$ 113,158
	39,087	4.000	07/01/2048	42,437
	609,223	4.000	08/01/2048	659,488
	431,877	5.000	11/01/2048	472,240
	2,177,999	5.000	10/01/2049	2,349,486
	1,955,673	3.000	12/01/2049	2,051,519

				7,922,685

UMBS, 30 Year, Single Family(d) – 11.2%
	3,000,000	2.500	TBA-30yr	3,109,778
	3,000,000	3.500	TBA-30yr	3,173,054

				6,282,832

TOTAL MORTGAGE-BACKED SECURITIES (Cost $25,000,749)				$ 25,520,204

Collateralized Mortgage Obligations – 0.8%
Adjustable Rate Non-Agency(a)(b) – 0.7%
Alternative Loan Trust Series 2005-38, Class A1
	$74,925	3.466%	09/25/2035	61,262
Harben Finance plc Series 2017-1X, Class A
GBP	70,443	1.554	08/20/2056	85,889
Lehman XS Trust Series 2005-7N, Class 1A1A
	$125,610	1.487	12/25/2035	103,783
London Wall Mortgage Capital plc Series 2017-FL1, Class A
GBP	45,571	1.609	11/15/2049	55,558
Stratton Mortgage Funding plc Series 2019-1, Class A
	92,674	1.911	05/25/2051	112,026

				418,518

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2012-111, Class B
	$9,899	7.000	10/25/2042	12,215
FNMA REMIC Series 2012-153, Class B
	28,422	7.000	07/25/2042	35,872

				48,087

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $477,716)				$ 466,605

Commercial Mortgage-Backed Securities(a) – 0.5%
Adjustable Rate Non-Agency(b)(c) – 0.0%
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A
	$8,743	1.630%	06/15/2035	$ 7,983

Sequential Fixed Rate – 0.5%
BANK Series 2019-BN21, Class A5
	150,000	2.851	10/17/2052	152,496
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
	100,000	3.006	01/15/2053	101,446

				253,942

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $268,515)				$ 261,925

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Securities – 2.0%
FHLB
$100,000	3.375%	12/08/2023	$ 110,083
FNMA
400,000	1.875	09/24/2026	425,882
400,000	6.250	05/15/2029	572,032

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,005,247)			$ 1,107,997

Asset-Backed Securities(a) – 4.4%
Automobile – 0.2%
Ally Master Owner Trust Series 2018-1, Class A2
100,000	2.700%	01/17/2023	99,719

Collateralized Debt Obligations(b)(c) – 0.7%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A
200,000	1.855	06/15/2028	183,139
KREF Ltd. Series 2018-FL1, Class A
150,000	1.900	06/15/2036	123,293
Orix Credit Alliance Owner Trust Ltd. Series 2018-CRE1, Class A
125,000	1.885	06/15/2036	112,865

			419,297

Collateralized Loan Obligations(b)(c) – 3.2%
CBAM Ltd. Series 2018-5A, Class A
525,000	2.856	04/17/2031	494,391
Cutwater Ltd. Series 2014-1A, Class A1AR
242,970	3.081	07/15/2026	235,258
Elmwood CLO IV Ltd. Series 2020-1A, Class A
600,000	2.472	04/15/2033	557,999
Jamestown CLO XV Ltd. Series 2020-15A, Class A
300,000	2.113	04/15/2033	270,239
Venture 39 CLO Ltd. Series 2020-39A, Class A1
275,000	2.655	04/15/2033	258,489

			1,816,376

Home Equity(b) – 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A1
1,454	7.000	09/25/2037	1,432
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
48,565	7.000	09/25/2037	46,549

			47,981

Student Loans(b) – 0.2%
Northstar Education Finance, Inc. Series 2007-1, Class A1
16,580	1.894	04/28/2030	16,359
Scholar Funding Trust Series 2010-A, Class A(c)
97,486	2.545	10/28/2041	88,034

			104,393

TOTAL ASSET-BACKED SECURITIES (Cost $2,678,741)			$ 2,487,766

Foreign Government Securities – 2.4%
Israel Government AID Bond(e)
$400,000	5.500%	09/18/2023	$ 463,902
200,000	5.500	12/04/2023	233,022
100,000	5.500	04/26/2024	117,229

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Government Securities – (continued)
Mexico Government Bond
EUR	100,000	1.625%		04/08/2026	$ 104,431
	$200,000	3.250	(a)	04/16/2030	188,700
Romania Government Bond(c)
EUR	10,000	2.124		07/16/2031	10,085
	10,000	4.625		04/03/2049	11,704
United Arab Emirates Government Bond(c)
	$220,000	3.125		10/11/2027	224,400

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,331,683)					$ 1,353,473

Municipal Bonds – 1.2%
California – 0.3%
California State Various Purpose GO Bonds Series 2010
	$105,000	7.625%		03/01/2040	$ 169,396

Illinois – 0.7%
Illinois State GO Bonds for Build America Bonds Series 2010-5
	100,000	7.350		07/01/2035	112,202
Illinois State GO Bonds Pension Funding Series 2003
	25,000	5.100		06/01/2033	24,816
Illinois State GO Bonds Series 2015-B
	199,000	7.750	(a)(f)	01/01/2042	256,861

					393,879

Ohio – 0.2%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
	100,000	6.270		02/15/2050	133,489

TOTAL MUNICIPAL BONDS (Cost $575,624)					$696,764

U.S. Treasury Obligations – 16.7%
U.S. Treasury Bonds
	$140,000	3.375%		11/15/2048	$ 207,331
	150,000	2.000		02/15/2050	174,211
U.S. Treasury Notes
	3,270,000	2.375		03/15/2022	3,404,377
	3,300,000	1.250		08/31/2024	3,428,906
	400,000	1.125		02/28/2025	414,906
	1,610,000	1.125		02/28/2027	1,673,897
	40,000	2.875		08/15/2028	47,281

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,201,279)					$ 9,350,909

Shares	Dividend Rate	Value

Investment Company(g) – 2.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,567,818	0.333%	$ 1,567,818
(Cost $1,567,818)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Value
TOTAL INVESTMENTS – 114.8% (Cost $63,766,911)	$ 64,321,359

LIABILITIES IN EXCESS OF OTHER ASSETS – (14.8)%	(8,308,885)

NET ASSETS – 100.0%	$ 56,012,474

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2020.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $10,491,712 which represents approximately 18.7% of net assets as of March 31, 2020.

(e)	Guaranteed by the United States Government. Total market value of these securities amounts to $814,153, which represents 1.5% of net assets as of March 31, 2020.

(f)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(g)	Represents an Affiliated Issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Mo.	— Month
NIBOR	— Norwegian Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
RMKT	— Remarketed
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
STIBOR	— Stockholm Interbank Offered Rate
T-Note	— Treasury Note
UMBS	— Uniform Mortgage-Backed Securities
Yr.	— Year

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	CAD	340,000	JPY	25,621,550	06/17/2020	$2,707
	CAD	334,363	USD	232,000	06/17/2020	5,766
	EUR	594,184	SEK	6,295,693	06/17/2020	19,768
	EUR	782,307	USD	848,857	05/14/2020	15,401
	GBP	139,270	USD	163,439	04/29/2020	9,656
	JPY	11,613,101	USD	107,427	04/30/2020	739
	NZD	405,000	USD	240,967	06/17/2020	549
	USD	111,841	AUD	163,475	04/22/2020	11,276
	USD	277,490	AUD	423,666	06/17/2020	16,840
	USD	227,725	CAD	300,064	04/23/2020	14,450
	USD	1,271,122	CAD	1,735,613	06/17/2020	36,927
	USD	160,719	CHF	153,201	06/17/2020	965
	USD	495,920	EUR	440,000	06/17/2020	9,216
	USD	821,221	GBP	633,484	04/29/2020	33,881
	USD	928,136	NZD	1,464,119	06/17/2020	55,031
	USD	189,799	SEK	1,821,409	04/27/2020	5,566
	USD	57,166	SEK	541,402	06/17/2020	2,345

TOTAL						$241,083

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	244,538	USD	167,301	04/22/2020	$(16,868)
	AUD	761,666	USD	498,512	06/17/2020	(29,916)
	CAD	258,925	USD	196,503	04/23/2020	(12,469)
	CHF	157,449	USD	168,526	06/17/2020	(4,342)
	EUR	108,000	JPY	12,876,840	06/17/2020	(686)
	EUR	111,934	NOK	1,372,908	06/17/2020	(8,278)
	EUR	65,000	SEK	721,052	06/17/2020	(1,113)
	EUR	759,486	USD	856,307	06/17/2020	(16,204)
	GBP	291,000	USD	377,239	04/29/2020	(15,564)
	GBP	198,014	USD	253,973	06/17/2020	(7,689)
	JPY	80,681,577	USD	771,467	06/17/2020	(18,651)
	NOK	3,917,832	EUR	372,978	06/17/2020	(35,614)
	NOK	2,052,870	USD	216,194	06/17/2020	(18,678)
	NZD	216,391	AUD	212,608	06/17/2020	(1,761)
	NZD	162,441	NOK	1,011,797	06/17/2020	(480)
	SEK	7,047,592	EUR	657,744	06/17/2020	(13,938)
	SEK	1,653,000	USD	172,250	04/27/2020	(5,052)
	SEK	541,402	USD	57,301	06/17/2020	(2,480)
	USD	48,940	AUD	84,749	06/17/2020	(3,200)
	USD	950,141	EUR	875,650	05/14/2020	(17,239)
	USD	83,675	JPY	9,053,632	04/30/2020	(652)
	USD	67,588	NOK	783,903	06/17/2020	(7,834)
	USD	13,476	NZD	22,683	06/17/2020	(51)

TOTAL						$(238,759)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At March 31, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Principal Amount	Settlement Date	Value

GNMA	5.000%	TBA - 30yr	$1,000,000	04/21/2020	$(1,059,831)
UMBS, 30 Year, Single Family	3.000	TBA - 30yr	1,000,000	04/15/2020	(1,048,656)
UMBS, 30 Year, Single Family	5.000	TBA - 30yr	2,000,000	04/15/2020	(2,158,445)

TOTAL (Proceeds Received: $4,250,391)					$(4,266,932)

(a)	TBA (To Be Announced) Securities are sold on a forward commitment basis with an approximate principal amounted and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
1 Month SOFR	4	07/31/2020	$1,665,800	$21,351
3 Month Eurodollar	2	06/15/2020	497,375	6,069
U.S. Treasury 2 Year Note	15	06/30/2020	3,305,742	21,276
U.S. Treasury 10 Year Note	1	06/19/2020	138,859	694
U.S. Treasury Long Bond	7	06/19/2020	1,257,375	89,594
U.S. Treasury Ultra Bond	18	06/19/2020	4,002,188	466,217

Total				$605,201

Short position contracts:
30 Day Federal Funds	(4)	07/31/2020	$(1,665,800)	$(12,238)
Australia 3 Year Bond	(3)	06/15/2020	(216,071)	(603)
U.S. Treasury 5 Year Note	(14)	06/30/2020	(1,755,906)	(13,542)
U.S. Treasury 10 Year Ultra Note	(10)	06/19/2020	(1,562,188)	(71,199)

Total				$(97,582)

Total Futures Contracts				$507,619

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at March 31, 2020(b)	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
General Electric Co.	1.000%	2.088%	06/20/2024	USD 125	$(5,363)	$(1,800)	$(3,563)
General Electric Co.	1.000	2.168	12/20/2024	50	(2,551)	(758)	(1,793)
Markit CDX North America Investment Grade Index	1.000	1.024	06/20/2024	750	(489)	9,193	(9,682)
Prudential Financial, Inc.	1.000	0.715	06/20/2024	75	916	1,070	(154)
Republic of Chile	1.000	1.068	06/20/2024	20	(51)	521	(572)
Republic of Colombia	1.000	1.953	06/20/2024	210	(8,020)	732	(8,752)
Republic of Indonesia	1.000	1.736	06/20/2024	160	(4,722)	551	(5,273)
Republic of Peru	1.000	0.972	06/20/2024	40	59	787	(728)
Russian Federation	1.000	1.841	12/20/2024	30	(1,132)	(247)	(885)
State of Qatar	1.000	1.138	06/20/2024	20	(106)	357	(463)
State of Qatar	1.000	1.209	12/20/2024	10	(93)	204	(297)
United Mexican States	1.000	2.035	06/20/2024	20	(830)	(251)	(579)

TOTAL					$(22,382)	$10,359	$(32,741)

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.500% (a)	6 Month BBR	03/18/2025	AUD	60		$(1,661)	$(1,022)	$(639)
3 Month BA(a)	1.750%	03/18/2025	CAD	320		8,823	1,071	7,752
1.000(a)	6 Month LIBOR	03/18/2025	GBP	10		(301)	(223)	(78)
1 Day SONIA(b)	0.400	03/18/2025	GBP	640		6,697	1,021	5,676
2.000(b)	6 Month NIBOR	03/18/2025	NOK	5,930		(32,989)	(6,469)	(26,520)
3 Month BBR(c)	1.500	03/18/2025	NZD	380		9,871	3,253	6,618
1 Day SONIA(b)	0.270	06/17/2025	GBP	660	(d)	1,040	237	803
0.500(a)	6 Month LIBOR	03/10/2030	GBP	290	(d)	2,724	5,432	(2,708)
6 Month BBR(a)	1.000	03/11/2030	AUD	530	(d)	(3,876)	(8,372)	4,496
6 Month BBR(a)	1.750	03/18/2030	AUD	540		27,060	12,249	14,811
3 Month BA(a)	2.000	03/18/2030	CAD	100		5,997	(466)	6,463
0.500(b)	6 Month EURIBOR	03/18/2030	EUR	220		(13,044)	(20,109)	7,065
0.570(b)	1 Day SONIA	03/18/2030	GBP	250		(8,292)	1,075	(9,367)
2.000(b)	6 Month NIBOR	03/18/2030	NOK	860		(7,542)	(1,850)	(5,692)
0.500(b)	3 Month STIBOR	03/18/2030	SEK	2,130		(2,066)	(1,001)	(1,065)
6 Month EURIBOR(a)	(0.250)	06/17/2030	EUR	370	(d)	(10,132)	(15,170)	5,038
0.308(b)	1 Day SONIA	06/17/2030	GBP	190	(d)	(8)	(530)	522
0.400(b)	1 Day SONIA	06/17/2030	GBP	290	(d)	(3,280)	(1,061)	(2,219)
0.400(b)	1 Day SONIA	06/17/2040	GBP	120	(d)	(1,509)	(510)	(999)

TOTAL						$(22,488)	$(32,445)	$9,957

(a)	Payments made semi-annually.
(b)	Payments made annually.
(c)	Payments made quarterly
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2020.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At March 31, 2020, the Fund had the following written options contracts:

OVER THE COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
3M IRS	Bank of America NA	(0.390)%	03/25/2021	(1,360,000)	$(1,360,000)	$(1,535)	$(1,649)	$114
3M IRS	JPMorgan Chase Bank NA	(0.390)	03/25/2021	(670,000)	(670,000)	(730)	(728)	(2)
6M IRS		(0.350)	05/27/2020	(350,000)	(350,000)	(571)	(445)	(126)
6M IRS		(0.400)	06/26/2020	(740,000)	(740,000)	(1,184)	(2,363)	1,179
6M IRS		(0.350)	08/13/2020	(600,000)	(600,000)	(1,738)	(1,581)	(157)
6M IRS	Morgan Stanley Co., Inc.	(0.350)	08/13/2020	(600,000)	(600,000)	(1,737)	(1,561)	(176)
6M IRS	UBS AG	(0.350)	05/27/2020	(710,000)	(710,000)	(1,158)	(787)	(371)
6M IRS		(0.256)	08/27/2020	(180,000)	(180,000)	(1,404)	(2,901)	1,497

Total calls				(5,210,000)		$(10,057)	$(12,015)	$1,958

Puts
3M IRS	Bank of America NA	(0.390)%	03/25/2021	(1,360,000)	$(1,360,000)	$(1,463)	$(1,452)	$(11)
3M IRS	JPMorgan Chase Bank NA	(0.390)	03/25/2021	(670,000)	(670,000)	(702)	(728)	26
6M IRS		(0.100)	05/27/2020	(350,000)	(350,000)	(654)	(1,259)	605
6M IRS	UBS AG	(0.100)	05/27/2020	(710,000)	(710,000)	(1,325)	(2,439)	1,114

Total puts				(3,090,000)		$(4,144)	$(5,878)	$1,734

Total Written option contracts				(8,300,000)		$(14,201)	$(17,893)	$3,692

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Automobiles & Components – 0.3%
1,690	Aptiv plc	$ 83,216
1,252	BorgWarner, Inc.	30,511
25,632	Ford Motor Co.	123,803
8,085	General Motors Co.	168,006
1,096	Harley-Davidson, Inc.	20,747

		426,283

Banks – 4.1%
52,436	Bank of America Corp.	1,113,216
14,146	Citigroup, Inc.	595,830
2,802	Citizens Financial Group, Inc.	52,706
924	Comerica, Inc.	27,110
4,647	Fifth Third Bancorp	69,008
1,075	First Republic Bank	88,451
6,651	Huntington Bancshares, Inc.	54,605
20,328	JPMorgan Chase & Co.	1,830,130
6,393	KeyCorp	66,295
852	M&T Bank Corp.	88,122
2,606	People’s United Financial, Inc.	28,796
2,860	PNC Financial Services Group, Inc. (The)	273,759
6,181	Regions Financial Corp.	55,444
336	SVB Financial Group*	50,763
8,738	Truist Financial Corp.	269,480
9,141	US Bancorp	314,908
24,903	Wells Fargo & Co.	714,716
1,140	Zions Bancorp NA	30,506

		5,723,845

Capital Goods – 5.7%
3,740	3M Co.	510,547
607	Allegion plc	55,856
1,511	AMETEK, Inc.	108,822
835	AO Smith Corp.	31,571
2,514	Arconic, Inc.	40,375
3,464	Boeing Co. (The)	516,621
3,567	Caterpillar, Inc.	413,915
998	Cummins, Inc.	135,049
2,031	Deere & Co.	280,603
966	Dover Corp.	81,086
2,646	Eaton Corp. plc	205,568
3,971	Emerson Electric Co.	189,218
3,661	Fastenal Co.	114,406
906	Flowserve Corp.	21,644
1,944	Fortive Corp.	107,289
926	Fortune Brands Home & Security, Inc.	40,049
1,525	General Dynamics Corp.	201,773
56,707	General Electric Co.	450,254
4,610	Honeywell International, Inc.	616,772
261	Huntington Ingalls Industries, Inc.	47,557
484	IDEX Corp.	66,845
1,896	Illinois Tool Works, Inc.	269,460
2,260	Ingersoll Rand, Inc.*	56,048
908	Jacobs Engineering Group, Inc.	71,977
5,080	Johnson Controls International plc	136,957
1,425	L3Harris Technologies, Inc.	256,671
1,604	Lockheed Martin Corp.	543,676
1,903	Masco Corp.	65,787
1,016	Northrop Grumman Corp.	307,391

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
2,212	PACCAR, Inc.	$ 135,220
850	Parker-Hannifin Corp.	110,270
1,073	Pentair plc	31,932
867	Quanta Services, Inc.	27,510
1,817	Raytheon Co.	238,300
740	Rockwell Automation, Inc.	111,673
671	Roper Technologies, Inc.	209,225
355	Snap-on, Inc.	38,631
992	Stanley Black & Decker, Inc.	99,200
1,449	Textron, Inc.	38,645
1,555	Trane Technologies plc	128,427
317	TransDigm Group, Inc.	101,500
502	United Rentals, Inc.*	51,656
5,230	United Technologies Corp.	493,346
1,158	Westinghouse Air Brake Technologies Corp.	55,735
283	WW Grainger, Inc.	70,325
1,169	Xylem, Inc.	76,137

		7,961,519

Commercial & Professional Services – 0.7%
543	Cintas Corp.	94,058
1,323	Copart, Inc.*	90,652
794	Equifax, Inc.	94,843
2,565	IHS Markit Ltd.	153,900
2,234	Nielsen Holdings plc	28,014
1,344	Republic Services, Inc.	100,881
814	Robert Half International, Inc.	30,729
882	Rollins, Inc.	31,876
1,053	Verisk Analytics, Inc.	146,767
2,507	Waste Management, Inc.	232,048

		1,003,768

Consumer Durables & Apparel – 1.0%
1,057	Capri Holdings Ltd.*	11,405
2,238	DR Horton, Inc.	76,092
907	Garmin Ltd.	67,989
2,220	Hanesbrands, Inc.	17,471
815	Hasbro, Inc.	58,313
931	Leggett & Platt, Inc.	24,839
1,814	Lennar Corp. Class A	69,295
373	Mohawk Industries, Inc.*	28,438
2,316	Newell Brands, Inc.	30,757
8,096	NIKE, Inc. Class B	669,863
23	NVR, Inc.*	59,090
1,728	PulteGroup, Inc.	38,569
525	PVH Corp.	19,761
305	Ralph Lauren Corp.	20,383
1,933	Tapestry, Inc.	25,032
1,254	Under Armour, Inc. Class A*	11,549
1,232	Under Armour, Inc. Class C*	9,930
2,114	VF Corp.	114,325
423	Whirlpool Corp.	36,293

		1,389,394

Consumer Services – 1.5%
2,610	Carnival Corp.	34,374
168	Chipotle Mexican Grill, Inc.*	109,939
816	Darden Restaurants, Inc.	44,439
1,374	H&R Block, Inc.	19,346
1,854	Hilton Worldwide Holdings, Inc.	126,517
2,205	Las Vegas Sands Corp.	93,646

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
1,770	Marriott International, Inc. Class A	$ 132,414
4,873	McDonald’s Corp.	805,751
3,305	MGM Resorts International	38,999
1,370	Norwegian Cruise Line Holdings Ltd.*	15,015
1,158	Royal Caribbean Cruises Ltd.	37,253
7,683	Starbucks Corp.	505,080
632	Wynn Resorts Ltd.	38,040
1,987	Yum! Brands, Inc.	136,169

		2,136,982

Diversified Financials – 4.7%
4,338	American Express Co.	371,376
819	Ameriprise Financial, Inc.	83,931
5,390	Bank of New York Mellon Corp. (The)	181,535
12,655	Berkshire Hathaway, Inc. Class B*	2,313,714
764	BlackRock, Inc.	336,137
2,974	Capital One Financial Corp.	149,949
737	Cboe Global Markets, Inc.	65,777
7,389	Charles Schwab Corp. (The)	248,418
2,318	CME Group, Inc.	400,805
2,051	Discover Financial Services	73,159
1,468	E*TRADE Financial Corp.	50,382
1,923	Franklin Resources, Inc.	32,095
2,050	Goldman Sachs Group, Inc. (The)(a)	316,910
3,611	Intercontinental Exchange, Inc.	291,588
2,323	Invesco Ltd.	21,093
247	MarketAxess Holdings, Inc.	82,145
1,058	Moody’s Corp.	223,767
8,031	Morgan Stanley	273,054
546	MSCI, Inc.	157,772
736	Nasdaq, Inc.	69,883
1,385	Northern Trust Corp.	104,512
783	Raymond James Financial, Inc.	49,486
1,592	S&P Global, Inc.	390,120
2,384	State Street Corp.	126,996
3,605	Synchrony Financial	58,004
1,511	T. Rowe Price Group, Inc.	147,549

		6,620,157

Energy – 2.6%
2,555	Apache Corp.	10,680
4,344	Baker Hughes Co.	45,612
2,498	Cabot Oil & Gas Corp.	42,941
12,235	Chevron Corp.	886,548
1,274	Concho Resources, Inc.	54,591
7,143	ConocoPhillips	220,004
2,477	Devon Energy Corp.	17,116
1,051	Diamondback Energy, Inc.	27,536
3,715	EOG Resources, Inc.	133,443
27,397	Exxon Mobil Corp.	1,040,264
5,723	Halliburton Co.	39,202
652	Helmerich & Payne, Inc.	10,204
1,701	Hess Corp.	56,643
1,023	HollyFrontier Corp.	25,074
12,450	Kinder Morgan, Inc.	173,304
5,156	Marathon Oil Corp.	16,963
4,287	Marathon Petroleum Corp.	101,259

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
2,489	National Oilwell Varco, Inc.	$ 24,467
3,064	Noble Energy, Inc.	18,507
5,854	Occidental Petroleum Corp.	67,789
2,699	ONEOK, Inc.	58,865
2,841	Phillips 66	152,420
1,085	Pioneer Natural Resources Co.	76,113
9,014	Schlumberger Ltd.	121,599
2,968	TechnipFMC plc	20,004
2,639	Valero Energy Corp.	119,705
7,687	Williams Cos., Inc. (The)	108,771

		3,669,624

Food & Staples Retailing – 1.7%
2,860	Costco Wholesale Corp.	815,472
5,168	Kroger Co. (The)	155,660
3,336	Sysco Corp.	152,222
4,825	Walgreens Boots Alliance, Inc.	220,744
9,188	Walmart, Inc.	1,043,940

		2,388,038

Food, Beverage & Tobacco – 4.0%
12,120	Altria Group, Inc.	468,680
3,632	Archer-Daniels-Midland Co.	127,774
1,222	Brown-Forman Corp. Class B	67,833
1,096	Campbell Soup Co.	50,591
24,973	Coca-Cola Co. (The)	1,105,055
3,173	Conagra Brands, Inc.	93,096
1,078	Constellation Brands, Inc. Class A	154,542
3,911	General Mills, Inc.	206,383
944	Hershey Co. (The)	125,080
1,837	Hormel Foods Corp.	85,678
750	JM Smucker Co. (The)	83,250
1,599	Kellogg Co.	95,924
4,046	Kraft Heinz Co. (The)	100,098
982	Lamb Weston Holdings, Inc.	56,072
795	McCormick & Co., Inc. (Non-Voting)	112,262
1,182	Molson Coors Beverage Co. Class B	46,110
9,281	Mondelez International, Inc. Class A	464,793
2,476	Monster Beverage Corp.*	139,300
9,031	PepsiCo, Inc.	1,084,623
10,066	Philip Morris International, Inc.	734,415
1,880	Tyson Foods, Inc. Class A	108,796

		5,510,355

Health Care Equipment & Services – 6.7%
11,442	Abbott Laboratories	902,888
284	ABIOMED, Inc.*	41,225
451	Align Technology, Inc.*	78,451
949	AmerisourceBergen Corp.	83,986
1,647	Anthem, Inc.	373,935
3,330	Baxter International, Inc.	270,363
1,742	Becton Dickinson and Co.	400,259
8,975	Boston Scientific Corp.*	292,854
1,871	Cardinal Health, Inc.	89,696
3,752	Centene Corp.*	222,906
2,038	Cerner Corp.	128,374
2,415	Cigna Corp.	427,890
322	Cooper Cos., Inc. (The)	88,766

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
8,406	CVS Health Corp.	$ 498,728
4,151	Danaher Corp.	574,540
573	DaVita, Inc.*	43,582
1,431	Dentsply Sirona, Inc.	55,566
1,351	Edwards Lifesciences Corp.*	254,826
1,690	HCA Healthcare, Inc.	151,846
936	Henry Schein, Inc.*	47,287
1,720	Hologic, Inc.*	60,372
856	Humana, Inc.	268,801
546	IDEXX Laboratories, Inc.*	132,263
750	Intuitive Surgical, Inc.*	371,408
645	Laboratory Corp. of America Holdings*	81,522
1,180	McKesson Corp.	159,607
8,672	Medtronic plc	782,041
893	Quest Diagnostics, Inc.	71,708
923	ResMed, Inc.	135,949
567	STERIS plc	79,363
2,091	Stryker Corp.	348,131
298	Teleflex, Inc.	87,272
6,138	UnitedHealth Group, Inc.	1,530,694
516	Universal Health Services, Inc. Class B	51,125
582	Varian Medical Systems, Inc.*	59,748
1,323	Zimmer Biomet Holdings, Inc.	133,729

		9,381,701

Household & Personal Products – 2.1%
1,595	Church & Dwight Co., Inc.	102,367
811	Clorox Co. (The)	140,506
5,553	Colgate-Palmolive Co.	368,497
1,935	Coty, Inc. Class A	9,984
1,440	Estee Lauder Cos., Inc. (The) Class A	229,450
2,233	Kimberly-Clark Corp.	285,534
16,163	Procter & Gamble Co. (The)	1,777,930

		2,914,268

Insurance – 2.0%
4,818	Aflac, Inc.	164,968
2,125	Allstate Corp. (The)	194,926
5,540	American International Group, Inc.	134,345
1,518	Aon plc	250,531
1,209	Arthur J Gallagher & Co.	98,546
411	Assurant, Inc.	42,781
2,938	Chubb Ltd.	328,145
1,010	Cincinnati Financial Corp.	76,205
255	Everest Re Group Ltd.	49,067
679	Globe Life, Inc.	48,868
2,392	Hartford Financial Services Group, Inc. (The)	84,294
1,297	Lincoln National Corp.	34,137
1,704	Loews Corp.	59,350
3,274	Marsh & McLennan Cos., Inc.	283,070
4,985	MetLife, Inc.	152,391
1,754	Principal Financial Group, Inc.	54,970
3,769	Progressive Corp. (The)	278,303
2,626	Prudential Financial, Inc.	136,920
1,672	Travelers Cos., Inc. (The)	166,113
1,272	Unum Group	19,093

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
836	Willis Towers Watson plc	$ 141,995
966	WR Berkley Corp.	50,396

		2,849,414

Materials – 2.4%
1,434	Air Products & Chemicals, Inc.	286,241
665	Albemarle Corp.	37,486
10,251	Amcor plc	83,238
524	Avery Dennison Corp.	53,380
2,135	Ball Corp.	138,049
782	Celanese Corp.	57,391
1,406	CF Industries Holdings, Inc.	38,243
4,880	Corteva, Inc.	114,680
4,857	Dow, Inc.	142,019
4,734	DuPont de Nemours, Inc.	161,429
909	Eastman Chemical Co.	42,341
1,615	Ecolab, Inc.	251,665
842	FMC Corp.	68,783
9,649	Freeport-McMoRan, Inc.	65,131
695	International Flavors & Fragrances, Inc.	70,946
2,606	International Paper Co.	81,125
3,467	Linde plc	599,791
1,653	LyondellBasell Industries NV Class A	82,038
397	Martin Marietta Materials, Inc.	75,124
2,307	Mosaic Co. (The)	24,962
5,343	Newmont Corp.	241,931
2,000	Nucor Corp.	72,040
592	Packaging Corp. of America	51,403
1,506	PPG Industries, Inc.	125,902
1,071	Sealed Air Corp.	26,464
527	Sherwin-Williams Co. (The)	242,167
835	Vulcan Materials Co.	90,239
1,664	WestRock Co.	47,025

		3,371,233

Media & Entertainment – 8.5%
4,992	Activision Blizzard, Inc.*	296,924
1,942	Alphabet, Inc. Class A*	2,256,507
1,934	Alphabet, Inc. Class C*	2,248,875
1,014	Charter Communications, Inc. Class A*	442,418
29,402	Comcast Corp. Class A	1,010,841
981	Discovery, Inc. Class A*	19,071
2,248	Discovery, Inc. Class C*	39,430
1,702	DISH Network Corp. Class A*	34,023
1,900	Electronic Arts, Inc.*	190,323
15,571	Facebook, Inc. Class A*	2,597,243
2,262	Fox Corp. Class A	53,451
1,119	Fox Corp. Class B	25,603
2,371	Interpublic Group of Cos., Inc. (The)	38,387
942	Live Nation Entertainment, Inc.*	42,823
2,838	Netflix, Inc.*	1,065,669
2,320	News Corp. Class A	20,822
1,017	News Corp. Class B	9,143
1,426	Omnicom Group, Inc.	78,287
723	Take-Two Interactive Software, Inc.*	85,755
5,004	Twitter, Inc.*	122,898
3,609	ViacomCBS, Inc.	50,562
11,674	Walt Disney Co. (The)	1,127,708

		11,856,763

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 8.6%
9,568	AbbVie, Inc.	$ 728,986
1,990	Agilent Technologies, Inc.	142,524
1,417	Alexion Pharmaceuticals, Inc.*	127,232
2,131	Allergan plc	377,400
3,838	Amgen, Inc.	778,078
1,174	Biogen, Inc.*	371,430
15,170	Bristol-Myers Squibb Co.	845,576
5,456	Eli Lilly & Co.	756,856
8,214	Gilead Sciences, Inc.	614,079
949	Illumina, Inc.*	259,191
1,170	Incyte Corp.*	85,679
1,147	IQVIA Holdings, Inc.*	123,715
17,027	Johnson & Johnson	2,232,751
16,492	Merck & Co., Inc.	1,268,894
159	Mettler-Toledo International, Inc.*	109,791
3,305	Mylan NV*	49,278
711	PerkinElmer, Inc.	53,524
823	Perrigo Co. plc	39,578
35,844	Pfizer, Inc.	1,169,948
515	Regeneron Pharmaceuticals, Inc.*	251,469
2,590	Thermo Fisher Scientific, Inc.	734,524
1,669	Vertex Pharmaceuticals, Inc.*	397,139
414	Waters Corp.*	75,369
3,065	Zoetis, Inc.	360,720

		11,953,731

Real Estate – 3.0%
781	Alexandria Real Estate Equities, Inc. (REIT)	107,044
2,858	American Tower Corp. (REIT)	622,329
990	Apartment Investment & Management Co. Class A (REIT)	34,798
912	AvalonBay Communities, Inc. (REIT)	134,219
917	Boston Properties, Inc. (REIT)	84,575
2,126	CBRE Group, Inc. Class A*	80,171
2,687	Crown Castle International Corp. (REIT)	388,003
1,713	Digital Realty Trust, Inc. (REIT)	237,953
2,429	Duke Realty Corp. (REIT)	78,651
550	Equinix, Inc. (REIT)	343,514
2,268	Equity Residential (REIT)	139,958
422	Essex Property Trust, Inc. (REIT)	92,941
821	Extra Space Storage, Inc. (REIT)	78,619
456	Federal Realty Investment Trust (REIT)	34,022
3,244	Healthpeak Properties, Inc. (REIT)	77,369
4,466	Host Hotels & Resorts, Inc. (REIT)	49,305
1,947	Iron Mountain, Inc. (REIT)	46,339
2,698	Kimco Realty Corp. (REIT)	26,090
754	Mid-America Apartment Communities, Inc. (REIT)	77,685
4,794	Prologis, Inc. (REIT)	385,294
964	Public Storage (REIT)	191,460
2,120	Realty Income Corp. (REIT)	105,703
1,101	Regency Centers Corp. (REIT)	42,311
733	SBA Communications Corp. (REIT)	197,888
1,992	Simon Property Group, Inc. (REIT)	109,281

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
531	SL Green Realty Corp. (REIT)	$ 22,886
1,934	UDR, Inc. (REIT)	70,668
2,465	Ventas, Inc. (REIT)	66,062
1,036	Vornado Realty Trust (REIT)	37,514
2,643	Welltower, Inc. (REIT)	120,997
4,766	Weyerhaeuser Co. (REIT)	80,784

		4,164,433

Retailing – 6.9%
433	Advance Auto Parts, Inc.	40,407
2,696	Amazon.com, Inc.*	5,256,445
157	AutoZone, Inc.*	132,822
1,485	Best Buy Co., Inc.	84,645
270	Booking Holdings, Inc.*	363,236
1,064	CarMax, Inc.*	57,275
1,636	Dollar General Corp.	247,052
1,522	Dollar Tree, Inc.*	111,821
5,027	eBay, Inc.	151,112
896	Expedia Group, Inc.	50,418
1,458	Gap, Inc. (The)	10,264
942	Genuine Parts Co.	63,425
7,066	Home Depot, Inc. (The)	1,319,293
1,057	Kohl’s Corp.	15,422
1,575	L Brands, Inc.	18,207
1,999	LKQ Corp.*	40,999
4,974	Lowe’s Cos., Inc.	428,013
2,233	Macy’s, Inc.	10,964
696	Nordstrom, Inc.	10,677
497	O’Reilly Automotive, Inc.*	149,622
2,365	Ross Stores, Inc.	205,684
3,297	Target Corp.	306,522
710	Tiffany & Co.	91,945
7,880	TJX Cos., Inc. (The)	376,743
773	Tractor Supply Co.	65,357
381	Ulta Beauty, Inc.*	66,942

		9,675,312

Semiconductors & Semiconductor Equipment – 4.5%
7,540	Advanced Micro Devices, Inc.*	342,919
2,371	Analog Devices, Inc.	212,560
5,991	Applied Materials, Inc.	274,508
2,569	Broadcom, Inc.	609,110
28,182	Intel Corp.	1,525,210
1,027	KLA Corp.	147,621
949	Lam Research Corp.	227,760
1,713	Maxim Integrated Products, Inc.	83,269
1,568	Microchip Technology, Inc.	106,310
7,129	Micron Technology, Inc.*	299,846
3,962	NVIDIA Corp.	1,044,383
764	Qorvo, Inc.*	61,601
7,426	QUALCOMM, Inc.	502,369
1,112	Skyworks Solutions, Inc.	99,391
6,035	Texas Instruments, Inc.	603,078
1,609	Xilinx, Inc.	125,405

		6,265,340

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – 14.1%
4,108	Accenture plc Class A	$ 670,672
3,135	Adobe, Inc.*	997,682
1,047	Akamai Technologies, Inc.*	95,790
250	Alliance Data Systems Corp.	8,412
553	ANSYS, Inc.*	128,556
1,432	Autodesk, Inc.*	223,535
2,797	Automatic Data Processing, Inc.	382,294
745	Broadridge Financial Solutions, Inc.	70,648
1,808	Cadence Design Systems, Inc.*	119,400
728	Citrix Systems, Inc.	103,048
3,502	Cognizant Technology Solutions Corp. Class A	162,738
1,690	DXC Technology Co.	22,055
3,978	Fidelity National Information Services, Inc.	483,884
3,690	Fiserv, Inc.*	350,513
572	FleetCor Technologies, Inc.*	106,701
928	Fortinet, Inc.*	93,886
569	Gartner, Inc.*	56,655
1,956	Global Payments, Inc.	282,114
5,716	International Business Machines Corp.	634,076
1,691	Intuit, Inc.	388,930
486	Jack Henry & Associates, Inc.	75,447
890	Leidos Holdings, Inc.	81,569
5,751	Mastercard, Inc. Class A	1,389,212
49,388	Microsoft Corp.	7,788,981
3,772	NortonLifeLock, Inc.	70,574
13,988	Oracle Corp.	676,040
2,050	Paychex, Inc.	128,986
324	Paycom Software, Inc.*	65,451
7,598	PayPal Holdings, Inc.*	727,433
5,741	salesforce.com, Inc.*	826,589
1,217	ServiceNow, Inc.*	348,768
960	Synopsys, Inc.*	123,638
662	VeriSign, Inc.*	119,220
11,094	Visa, Inc. Class A	1,787,465
2,781	Western Union Co. (The)	50,420

		19,641,382

Technology Hardware & Equipment – 6.8%
1,942	Amphenol Corp. Class A	141,533
27,038	Apple, Inc.	6,875,493
341	Arista Networks, Inc.*	69,070
938	CDW Corp.	87,487
27,474	Cisco Systems, Inc.	1,080,003
4,956	Corning, Inc.	101,796
399	F5 Networks, Inc.*	42,545
933	FLIR Systems, Inc.	29,753
8,207	Hewlett Packard Enterprise Co.	79,690
9,625	HP, Inc.	167,090
242	IPG Photonics Corp.*	26,688
2,099	Juniper Networks, Inc.	40,175
1,218	Keysight Technologies, Inc.*	101,922
1,099	Motorola Solutions, Inc.	146,079
1,453	NetApp, Inc.	60,576
1,454	Seagate Technology plc	70,955

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
2,172	TE Connectivity Ltd.	$ 136,793
1,914	Western Digital Corp.	79,661
1,161	Xerox Holdings Corp.	21,989
360	Zebra Technologies Corp. Class A*	66,096

		9,425,394

Telecommunication Services – 2.2%
47,336	AT&T, Inc.	1,379,844
6,293	CenturyLink, Inc.	59,532
2,057	T-Mobile US, Inc.*	172,582
26,798	Verizon Communications, Inc.	1,439,857

		3,051,815

Transportation – 1.8%
861	Alaska Air Group, Inc.	24,513
2,591	American Airlines Group, Inc.(b)	31,584
843	CH Robinson Worldwide, Inc.	55,807
5,034	CSX Corp.	288,448
3,775	Delta Air Lines, Inc.	107,701
1,121	Expeditors International of Washington, Inc.	74,793
1,561	FedEx Corp.	189,287
560	JB Hunt Transport Services, Inc.	51,649
624	Kansas City Southern	79,360
1,690	Norfolk Southern Corp.	246,740
639	Old Dominion Freight Line, Inc.	83,875
3,099	Southwest Airlines Co.	110,355
4,480	Union Pacific Corp.	631,859
1,448	United Airlines Holdings, Inc.*	45,685
4,550	United Parcel Service, Inc. Class B	425,061

		2,446,717

Utilities – 3.5%
4,243	AES Corp.	57,705
1,551	Alliant Energy Corp.	74,898
1,618	Ameren Corp.	117,839
3,200	American Electric Power Co., Inc.	255,936
1,165	American Water Works Co., Inc.	139,287
790	Atmos Energy Corp.	78,392
3,331	CenterPoint Energy, Inc.	51,464
1,809	CMS Energy Corp.	106,279
2,175	Consolidated Edison, Inc.	169,650
5,336	Dominion Energy, Inc.	385,206
1,224	DTE Energy Co.	116,243
4,727	Duke Energy Corp.	382,320
2,287	Edison International	125,305
1,269	Entergy Corp.	119,248
1,465	Evergy, Inc.	80,648
2,097	Eversource Energy	164,006
6,263	Exelon Corp.	230,541
3,452	FirstEnergy Corp.	138,322
3,155	NextEra Energy, Inc.	759,156
2,370	NiSource, Inc.	59,179
1,628	NRG Energy, Inc.	44,379
731	Pinnacle West Capital Corp.	55,402
4,875	PPL Corp.	120,315

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
3,293	Public Service Enterprise Group, Inc.	$ 147,888
1,824	Sempra Energy	206,094
6,812	Southern Co. (The)	368,802
2,045	WEC Energy Group, Inc.	180,226
3,360	Xcel Energy, Inc.	202,608

		4,937,338

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $55,338,853)		$ 138,764,806

Securities Lending Reinvestment Vehicle(a) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
30,000	0.333%	$ 30,000
(Cost $30,000)

TOTAL INVESTMENTS – 99.4% (Cost $55,368,853)		$ 138,794,806

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		832,404

NET ASSETS – 100.0%		$ 139,627,210

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

(b)	All or a portion of security is on loan.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	8	06/19/2020	$1,027,880	$(29,349)

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Fund – 12.8%
156,065	iShares Core S&P 500 ETF	$ 40,327,196
(Cost $31,472,795)

Shares	Dividend Rate	Value

Investment Companies(a) – 55.1%
Goldman Sachs Financial Square Fund – Treasury Instruments Shares
15,735,406	0.471%	$ 15,735,406
Goldman Sachs Financial Square Government Fund – Institutional Shares
94,721,120	0.333	94,721,121
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
31,470,812	0.239	31,470,812
Goldman Sachs Financial Square Treasury Solutions Fund – Institutional Shares
31,470,812	0.415	31,470,812

TOTAL INVESTMENT COMPANIES (Cost $173,398,151)	$ 173,398,151

TOTAL INVESTMENTS – 67.9% (Cost $204,870,946)	$ 213,725,347

OTHER ASSETS IN EXCESS OF LIABILITIES – 32.1%	100,208,007

NET ASSETS – 100.0%	$ 313,933,354

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	83	06/19/2020	$2,514,623	$323,605
FTSE 100 Index	40	06/19/2020	2,799,942	174,604
TOPIX Index	31	06/11/2020	4,044,920	181,091
U.S. Treasury 10 Year Note	705	06/19/2020	97,895,859	3,115,203

Total				$3,794,503

Short position contracts:
S&P 500 E-Mini Index	(236)	06/19/2020	$(30,322,460)	$(1,710,968)

Total Futures Contracts				$2,083,535

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 101.7%
Banks – 0.7%
4,740	First Republic Bank	$ 390,007

Capital Goods – 13.5%
11,229	AMETEK, Inc.	808,712
10,089	Fortive Corp.	556,812
11,134	Graco, Inc.	542,560
3,610	HEICO Corp.	269,342
6,523	IDEX Corp.	900,891
6,305	L3Harris Technologies, Inc.	1,135,657
7,163	Rockwell Automation, Inc.	1,080,968
11,393	Trane Technologies plc	940,948
13,390	Xylem, Inc.	872,091

		7,107,981

Commercial & Professional Services – 4.2%
1,794	Cintas Corp.	310,756
10,921	TransUnion	722,752
8,347	Verisk Analytics, Inc.	1,163,405

		2,196,913

Consumer Durables & Apparel – 1.9%
5,333	Lululemon Athletica, Inc.*	1,010,870

Consumer Services – 2.5%
1,093	Bright Horizons Family Solutions, Inc.*	111,486
2,905	Choice Hotels International, Inc.	177,931
5,987	Wingstop, Inc.	477,164
5,874	Wynn Resorts Ltd.	353,556
2,493	Yum! Brands, Inc.	170,846

		1,290,983

Diversified Financials – 3.1%
12,160	Discover Financial Services	433,747
2,003	MarketAxess Holdings, Inc.	666,138
1,837	MSCI, Inc.	530,819

		1,630,704

Energy – 1.0%
15,257	Cheniere Energy, Inc.*	511,110

Food & Staples Retailing – 0.9%
14,205	Grocery Outlet Holding Corp.*	487,800

Food, Beverage & Tobacco – 2.4%
6,891	Lamb Weston Holdings, Inc.	393,476
6,112	McCormick & Co., Inc. (Non-Voting)	863,076

		1,256,552

Health Care Equipment & Services – 11.0%
11,235	Boston Scientific Corp.*	366,598
19,856	Centene Corp.*	1,179,645
2,025	Cooper Cos., Inc. (The)	558,232
18,903	Envista Holdings Corp.*	282,411
5,578	Guardant Health, Inc.*	388,229
2,959	IDEXX Laboratories, Inc.*	716,788
4,011	Insulet Corp.*	664,542
4,314	Veeva Systems, Inc. Class A*	674,580
3,166	West Pharmaceutical Services, Inc.	482,024
4,803	Zimmer Biomet Holdings, Inc.	485,487

		5,798,536

Shares	Description	Value

Common Stocks – (continued)
Household & Personal Products – 1.4%
11,434	Church & Dwight Co., Inc.	$ 733,834

Materials – 3.5%
19,155	Ball Corp.	1,238,563
3,110	Martin Marietta Materials, Inc.	588,505

		1,827,068

Media & Entertainment – 3.8%
3,516	IAC/InterActiveCorp*	630,173
9,893	Live Nation Entertainment, Inc.*	449,736
31,408	Snap, Inc. Class A*	373,441
2,604	Spotify Technology SA*	316,230
8,242	Twitter, Inc.*	202,423

		1,972,003

Pharmaceuticals, Biotechnology & Life Sciences – 7.5%
9,788	Adaptive Biotechnologies Corp.*	271,911
11,611	Agios Pharmaceuticals, Inc.*	411,958
7,113	BioMarin Pharmaceutical, Inc.*	601,049
13,873	Catalent, Inc.*	720,702
16,610	Elanco Animal Health, Inc.*	371,898
7,506	Exact Sciences Corp.*	435,348
712	Mettler-Toledo International, Inc.*	491,643
2,122	Neurocrine Biosciences, Inc.*	183,659
4,580	Sarepta Therapeutics, Inc.*	448,016

		3,936,184

Real Estate Investment Trusts – 3.3%
8,845	Equity LifeStyle Properties, Inc.	508,411
4,555	SBA Communications Corp.	1,229,713

		1,738,124

Retailing – 8.3%
2,614	Burlington Stores, Inc.*	414,214
10,074	Dollar General Corp.	1,521,275
821	MercadoLibre, Inc.*	401,124
2,977	O’Reilly Automotive, Inc.*	896,226
4,946	Ross Stores, Inc.	430,154
3,985	Ulta Beauty, Inc.*	700,164

		4,363,157

Semiconductors & Semiconductor Equipment – 6.8%
16,425	Advanced Micro Devices, Inc.*	747,009
4,631	Analog Devices, Inc.	415,169
2,754	Lam Research Corp.	660,960
14,664	Marvell Technology Group Ltd.	331,847
9,407	MKS Instruments, Inc.	766,200
8,086	Xilinx, Inc.	630,223

		3,551,408

Software & Services – 20.8%
8,129	Anaplan, Inc.*	245,984
6,411	Atlassian Corp. plc Class A*	879,974
7,787	Booz Allen Hamilton Holding Corp.	534,500
13,263	Cadence Design Systems, Inc.*	875,888
1,999	Citrix Systems, Inc.	282,958
3,625	Coupa Software, Inc.*	506,521
8,870	DocuSign, Inc.*	819,588

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
6,684	Fidelity National Information Services, Inc.	$ 813,042
17,842	Fiserv, Inc.*	1,694,812
4,479	Global Payments, Inc.	646,006
4,594	HubSpot, Inc.*	611,875
4,978	Palo Alto Networks, Inc.*	816,193
1,168	Paycom Software, Inc.*	235,948
490	RingCentral, Inc. Class A*	103,836
7,787	Splunk, Inc.*	982,953
8,804	Square, Inc. Class A*	461,153
4,515	Twilio, Inc. Class A*	404,047

		10,915,278

Technology Hardware & Equipment – 3.5%
11,807	Amphenol Corp. Class A	860,494
4,012	Motorola Solutions, Inc.	533,275
12,965	National Instruments Corp.	428,882

		1,822,651

Transportation – 1.6%
6,419	Old Dominion Freight Line, Inc.	842,492

TOTAL COMMON STOCKS (Cost $50,767,532)		$ 53,383,655

Shares	Dividend Rate	Value

Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
942	0.333%	$ 942
(Cost $942)

TOTAL INVESTMENTS – 101.7% (Cost $50,768,474)		$ 53,384,597

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%		(902,718)

NET ASSETS – 100.0%		$ 52,481,879

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 2.7%
Adjustable Rate FHLMC(a) – 0.9%
$79,318	4.625%	05/01/2035	$ 81,609
16,804	4.250	09/01/2035	17,449
101,808	4.056	12/01/2036	104,971
111,743	5.180	04/01/2037	115,861
131,356	4.187	01/01/2038	136,208
194,753	4.248	01/01/2038	201,906

			658,004

Adjustable Rate FNMA(a) – 1.2%
37,120	4.138	05/01/2033	37,877
70,466	4.708	05/01/2035	72,720
245,578	4.276	06/01/2035	253,971
316,926	3.723	11/01/2035	326,229
46,819	3.766	12/01/2035	48,457
139,535	4.072	03/01/2037	145,161

			884,415

Adjustable Rate GNMA(a) – 0.2%
157,799	3.875	04/20/2033	163,126

Agency Multi-Family – 0.4%
FNMA
23,250	3.416	10/01/2020	23,257
25,197	3.721	12/01/2020	25,354
195,510	3.789	12/01/2020	196,123
83,971	4.381	06/01/2021	85,869

			330,603

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,078,030)			$ 2,036,148

Collateralized Mortgage Obligations(a) – 20.0%
Agency Multi-Family(b) – 0.9%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series J15L, Class AFL
$199,451	1.865%	08/25/2025	198,135
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF03, Class A
11,266	1.855	01/25/2021	11,251
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF32, Class A
443,170	1.885	05/25/2024	439,349
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KS02, Class A
48,825	1.895	08/25/2023	48,777

			697,512

Regular Floater – 19.1%
FHLMC REMIC Series 3049, Class FP
156,075	1.055	10/15/2035	154,220
FHLMC REMIC Series 3208, Class FB(b)
87,670	1.105	08/15/2036	86,854
FHLMC REMIC Series 3208, Class FD(b)
130,628	1.105	08/15/2036	129,413
FHLMC REMIC Series 3208, Class FG(b)
526,018	1.105	08/15/2036	521,126
FHLMC REMIC Series 3307, Class FT
831,464	0.945	07/15/2034	817,232
FHLMC REMIC Series 3311, Class KF
1,476,867	1.045	05/15/2037	1,454,154
FHLMC REMIC Series 3371, Class FA(b)
337,957	1.305	09/15/2037	337,564

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations(a) – (continued)
Regular Floater – (continued)
FHLMC REMIC Series 4174, Class FB(b)
$509,940	1.005%	05/15/2039	$ 506,004
FHLMC REMIC Series 4320, Class FD
290,357	1.105	07/15/2039	287,402
FHLMC REMIC Series 4477, Class FG
339,275	1.955	10/15/2040	336,734
FHLMC REMIC Series 4508, Class CF
270,775	1.105	09/15/2045	268,134
FHLMC REMIC Series 4631, Class GF
1,778,150	1.205	11/15/2046	1,758,496
FHLMC REMIC Series 4637, Class QF
1,690,862	2.356	04/15/2044	1,667,609
FNMA REMIC Series 2006-82, Class F
113,743	1.517	09/25/2036	112,959
FNMA REMIC Series 2006-96, Class FA
433,883	1.247	10/25/2036	428,230
FNMA REMIC Series 2007-33, Class HF
78,293	1.297	04/25/2037	77,379
FNMA REMIC Series 2007-36, Class F
124,771	1.177	04/25/2037	122,360
FNMA REMIC Series 2007-85, Class FC
330,869	1.487	09/25/2037	328,373
FNMA REMIC Series 2008-8, Class FB
267,386	1.767	02/25/2038	268,029
FNMA REMIC Series 2011-63, Class FG
293,796	1.397	07/25/2041	291,323
FNMA REMIC Series 2012-35, Class QF
943,918	1.347	04/25/2042	931,893
FNMA REMIC Series 2016-1, Class FT
889,368	1.297	02/25/2046	875,914
FNMA REMIC Series 2017-45, Class FA
481,401	1.975	06/25/2047	477,894
FNMA REMIC Series 2017-96, Class FC
1,008,943	1.347	12/25/2057	991,701
GNMA REMIC Series 2005-48, Class AF(b)
444,469	0.973	06/20/2035	436,811
GNMA REMIC Series 2012-98, Class FA(b)
408,660	1.173	08/20/2042	403,679
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(b)
67,246	1.466	10/07/2020	66,713
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A(b)
218,779	1.486	11/05/2020	216,778

			14,354,978

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,235,254)			$ 15,052,490

Asset-Backed Securities – 33.9%
Automobile(b) – 7.8%
Ally Master Owner Trust Series 2017-3, Class A1(a)
$1,350,000	1.135%	06/15/2022	$ 1,345,261
Ally Master Owner Trust Series 2018-1, Class A2
800,000	2.700	01/17/2023	797,754
Chesapeake Funding II LLC Series 2017-3A, Class A2(a)(c)
165,578	1.045	08/15/2029	165,643
GMF Floorplan Owner Revolving Trust Series 2017-2, Class A2(a)(c)
900,000	1.135	07/15/2022	891,481
Mercedes-Benz Master Owner Trust Series 2018-AA, Class A(a)(c)
1,500,000	0.965	05/16/2022	1,497,873

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automobile – (continued)
Nissan Master Owner Trust Receivables Series 2017-C, Class A(a)
$300,000	1.025%	10/17/2022	$ 294,730
Nissan Master Owner Trust Receivables Series 2019-A, Class A(a)
850,000	1.265	02/15/2024	834,727

			5,827,469

Collateralized Loan Obligations(a)(b)(c) – 7.6%
Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class A1AR
818,068	2.599	07/18/2027	792,205
Bowman Park CLO Ltd. Series 2014-1A, Class AR
103,666	2.863	11/23/2025	102,252
California Street CLO XII Ltd. Series 2013-12A, Class AR
127,787	2.861	10/15/2025	125,609
CBAM Ltd. Series 2018-5A, Class A
1,100,000	2.856	04/17/2031	1,035,867
Cutwater Ltd. Series 2014-1A, Class A1AR
154,617	3.081	07/15/2026	149,710
Dryden 64 CLO Ltd. Series 2018-64A, Class A
600,000	2.789	04/18/2031	560,741
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R
30,436	2.949	04/18/2026	30,345
LCM XX LP Series 20A, Class AR
700,000	2.859	10/20/2027	679,567
Madison Park Funding XXX Ltd. Series 2018-30A, Class A
1,100,000	2.581	04/15/2029	1,049,844
Parallel Ltd. Series 2015-1A, Class AR
254,684	2.669	07/20/2027	242,397
Pikes Peak CLO 2 Series 2018-2A, Class A
800,000	3.109	01/18/2032	737,914
Trinitas CLO II Ltd. Series 2014-2A, Class A1R
91,391	3.011	07/15/2026	89,909
WhiteHorse IX Ltd. Series 2014-9A, Class AR
144,777	2.996	07/17/2026	142,071

			5,738,431

Credit Card(a)(b) – 7.1%
CARDS II Trust Series 2018-1A, Class A(c)
2,200,000	1.055	04/17/2023	2,200,000
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5
1,400,000	1.544	04/22/2026	1,365,061
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7
500,000	1.375	08/08/2024	492,773
Evergreen Credit Card Trust Series 2019-1, Class A(c)
1,000,000	1.185	01/15/2023	951,414
Golden Credit Card Trust Series 2019-1A, Class A(c)
350,000	1.155	12/15/2022	332,565

			5,341,813

Student Loans(a)(b) – 11.4%
Academic Loan Funding Trust Series 2013-1A, Class A(c)
364,922	1.747	12/26/2044	331,529
Access Group, Inc. Series 2015-1, Class A(c)
142,290	1.647	07/25/2056	132,554
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
356,011	1.747	02/25/2041	331,906
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
662,192	2.479	02/25/2030	649,404

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loans(a)(b) – (continued)
ECMC Group Student Loan Trust Series 2018-1A, Class A(c)
$524,389	1.697%	02/27/2068	$ 477,456
Edsouth Indenture No. 4 LLC Series 2013-1, Class A(c)
93,799	1.517	02/26/2029	91,381
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(c)
164,706	1.647	02/25/2039	155,586
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c)
53,265	1.747	06/25/2026	53,064
Educational Funding of the South, Inc. Series 2011-1, Class A2
312,466	2.444	04/25/2035	302,189
Educational Funding of the South, Inc. Series 2012-1, Class A
231,350	1.997	03/25/2036	221,830
Higher Education Funding I Series 2014-1, Class A(c)
252,381	2.729	05/25/2034	239,671
Illinois Student Assistance Commission Series 2010-1, Class A3
163,694	2.694	07/25/2045	155,363
Kentucky Higher Education Student Loan Corp. Series 2013-2, Class A1
488,160	2.181	09/01/2028	472,767
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
467,532	2.331	12/01/2031	453,615
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
410,898	1.773	05/20/2030	404,054
Navient Student Loan Trust Series 2016-7A, Class A(c)
116,034	2.097	03/25/2066	111,465
Nelnet Student Loan Trust Series 2006-1, Class A5
197,994	1.793	08/23/2027	196,279
Nelnet Student Loan Trust Series 2013-5A, Class A(c)
64,720	1.577	01/25/2037	58,656
Nelnet Student Loan Trust Series 2014-3A, Class A(c)
528,434	1.527	06/25/2041	484,864
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3
172,823	2.644	10/25/2037	163,525
Pennsylvania Higher Education Assistance Agency Series 2006-1, Class A3
389,576	1.934	10/25/2035	359,649
Scholar Funding Trust Series 2010-A, Class A(c)
200,387	2.545	10/28/2041	180,957
Scholar Funding Trust Series 2011-A, Class A(c)
169,948	2.695	10/28/2043	155,856
SLM Student Loan Trust Series 2005-5, Class A4
728,502	1.934	10/25/2028	699,324
SLM Student Loan Trust Series 2007-1, Class A5
478,212	1.884	01/26/2026	470,591
SLM Student Loan Trust Series 2008-5, Class A4
57,955	3.494	07/25/2023	57,534
SLM Student Loan Trust Series 2012-3, Class A
700,223	1.597	12/27/2038	646,374
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2
34,293	2.759	10/01/2024	34,285
Utah State Board of Regents Series 2015-1, Class A
251,558	2.227	02/25/2043	238,548
Utah State Board of Regents Series 2016-1, Class A
301,912	1.697	09/25/2056	283,616

			8,613,892

TOTAL ASSET-BACKED SECURITIES (Cost $26,345,522)			$ 25,521,605

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Supranational(a) – 3.3%
European Investment Bank (c)
$1,530,000	(SOFR + 0.29%),
	0.300%		06/10/2022	$ 1,524,625
International Bank for Reconstruction & Development
1,000,000	(SOFR + 0.22%),
	0.230		08/21/2020	998,404

TOTAL SUPRANATIONAL (Cost $2,530,000)				$ 2,523,029

Municipal Bond(a)(b)(c) – 0.1%
New York – 0.1%
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A
	(1 Mo. LIBOR + 0.50%),
$95,485	1.425%		01/25/2033	$ 95,061
(Cost $95,485)

U.S. Treasury Obligations – 31.2%
U.S. Treasury Bonds
$220,000	3.750%		11/15/2043	$ 328,694
170,000	3.375		05/15/2044	241,639
U.S. Treasury Inflation Linked Notes
1,312,494	0.125		07/15/2022	1,298,951
U.S. Treasury Notes
	(3 Mo. U.S. T-Bill MMY + 0.03%),
1,500,000	0.118	(a)	04/30/2020	1,500,009
	(3 Mo. U.S. T-Bill MMY + 0.04%),
2,300,000	0.128	(a)	07/31/2020	2,299,957
	(3 Mo. U.S. T-Bill MMY + 0.05%),
4,900,000	0.130	(a)	10/31/2020	4,899,481
	(3 Mo. U.S. T-Bill MMY + 0.22%),
10,400,000	0.305	(a)	07/31/2021	10,414,698
310,000	2.875		10/15/2021	322,412
	(3 Mo. U.S. T-Bill MMY + 0.15%),
600,000	0.239	(a)	01/31/2022	599,695
120,000	1.875		02/28/2022	123,656
20,000	2.750		04/30/2023	21,487
920,000	2.875		10/31/2023	1,003,016
140,000	2.875		05/31/2025	157,445
10,000	3.000		09/30/2025	11,376
250,000	2.125		05/31/2026	274,395
20,000	1.375		08/31/2026	21,059

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,301,447)				$ 23,517,970

Shares	Dividend Rate	Value

Investment Company(d) – 6.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,161,539	0.333%	$ 5,161,539
(Cost $5,161,539)

TOTAL INVESTMENTS – 98.1% (Cost $74,747,277)		$ 73,907,842

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		1,434,429

NET ASSETS – 100.0%		$ 75,342,271

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2020.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MMY	— Money Market Yield
Mo.	— Month
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill
U.S.	— United States

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
1 Month SOFR	4	07/31/2020	$1,665,800	$21,700
U.S. Treasury 10 Year Ultra Note	4	06/19/2020	624,875	36,970

Total				$58,670

Short position contracts:
30 Day Federal Funds	(4)	07/31/2020	$(1,665,800)	$(15,426)
U.S. Treasury 2 Year Note	(1)	06/30/2020	(220,383)	(56)
U.S. Treasury 5 Year Note	(31)	06/30/2020	(3,888,078)	(102,486)
U.S. Treasury 10 Year Note	(4)	06/19/2020	(555,437)	(9,257)
U.S. Treasury Long Bond	(7)	06/19/2020	(1,257,375)	(89,526)
U.S. Treasury Ultra Bond	(1)	06/19/2020	(222,344)	(19,619)

Total				$(236,370)

Total Futures Contracts				$(177,700)

SWAP CONTRACTS — At March 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(b)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Month LIBOR	3 Month LIBOR	07/25/2024	USD 1,300	$(1,292)	$30	$(1,322)

(a)	Payments made quarterly

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2020.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Australia – 7.9%
11,877	AGL Energy Ltd. (Utilities)	$ 124,297
10,951	ASX Ltd. (Diversified Financials)	514,048
121,652	Aurizon Holdings Ltd. (Transportation)	315,270
31,062	BHP Group Ltd. (Materials)	563,505
38,194	BHP Group plc (Materials)	592,758
43,206	Brambles Ltd. (Commercial & Professional Services)	279,272
7,587	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	40,949
4,539	Commonwealth Bank of Australia (Banks)	171,257
13,858	Fortescue Metals Group Ltd. (Materials)	84,925
15,197	Goodman Group (REIT)	111,389
108,473	Harvey Norman Holdings Ltd. (Retailing)	199,174
7,119	Magellan Financial Group Ltd. (Diversified Financials)	188,808
33,620	QBE Insurance Group Ltd. (Insurance)	175,126
6,667	Regis Resources Ltd. (Materials)	14,817
9,182	Rio Tinto Ltd. (Materials)	473,052
7,695	Rio Tinto plc ADR (Materials)	350,584
74,385	Santos Ltd. (Energy)	152,769
19,443	Sonic Healthcare Ltd. (Health Care Equipment & Services)	292,225
59,744	Stockland (REIT)	91,869
11,675	Wesfarmers Ltd. (Retailing)	247,396
9,679	Woolworths Group Ltd. (Food & Staples Retailing)	210,483

		5,193,973

Belgium – 1.1%
1,275	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*	250,381
5,722	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	489,587

		739,968

Cambodia – 0.1%
86,000	NagaCorp Ltd. (Consumer Services)	87,057

China – 1.4%
23,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	7,589
174,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	282,895
236,000	Towngas China Co. Ltd. (Utilities)*	116,569
116,000	Uni-President China Holdings Ltd. (Food, Beverage & Tobacco)	112,114

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
507,000	Want Want China Holdings Ltd. (Food, Beverage & Tobacco)	$ 365,606

		884,773

Denmark – 2.4%
18,417	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,099,791
5,858	Vestas Wind Systems A/S (Capital Goods)	476,640

		1,576,431

Finland – 0.4%
8,348	Fortum OYJ (Utilities)	121,439
4,283	Neste OYJ (Energy)	142,399

		263,838

France – 10.6%
511	Air Liquide SA (Materials)	65,228
203	Airbus SE (Capital Goods)	13,090
4,444	Alstom SA (Capital Goods)	183,502
14,108	BNP Paribas SA (Banks)	411,886
4,763	Bouygues SA (Capital Goods)	138,228
5,628	Capgemini SE (Software & Services)	470,289
692	Christian Dior SE (Consumer Durables & Apparel)	241,199
8,385	Coface SA (Insurance)	53,245
10,572	Danone SA (Food, Beverage & Tobacco)	676,590
2,581	Eiffage SA (Capital Goods)	183,209
3,522	EssilorLuxottica SA (Consumer Durables & Apparel)	372,891
480	Hermes International (Consumer Durables & Apparel)	326,597
8,545	Legrand SA (Capital Goods)	545,017
2,349	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	861,499
1,625	Peugeot SA (Automobiles & Components)	21,156
8,630	Publicis Groupe SA (Media & Entertainment)	246,636
2,795	Safran SA (Capital Goods)*	247,629
4,741	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	410,452
1,186	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	236,671
8,552	Schneider Electric SE (Capital Goods)	722,840
9,821	SCOR SE (Insurance)	216,074
1,488	Societe Generale SA (Banks)	24,377
6,854	TOTAL SA (Energy)	258,251

		6,926,556

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – 7.3%
921	1&1 Drillisch AG (Telecommunication Services)	$ 19,008
570	adidas AG (Consumer Durables & Apparel)	126,556
337	Allianz SE (Registered) (Insurance)	57,390
7,343	BASF SE (Materials)	343,226
3,190	CANCOM SE (Software & Services)	134,097
4,563	Deutsche Boerse AG (Diversified Financials)	626,884
21,556	Deutsche Post AG (Registered) (Transportation)	577,887
1,599	Deutsche Telekom AG (Registered) (Telecommunication Services)	20,652
3,914	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	255,490
6,180	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	230,098
489	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	30,836
8,161	HeidelbergCement AG (Materials)	348,663
144	Henkel AG & Co. KGaA (Household & Personal Products)	10,578
4,396	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(a)	351,599
2,858	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	574,659
4,012	Nemetschek SE (Software & Services)	195,576
688	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(a)	28,759
460	Scout24 AG (Media & Entertainment)(b)	27,498
5,741	Siemens AG (Registered) (Capital Goods)	480,723
4,356	Siltronic AG (Semiconductors & Semiconductor Equipment)	315,128
1,466	Software AG (Software & Services)	43,692

		4,798,999

Hong Kong – 2.1%
31,000	CK Asset Holdings Ltd. (Real Estate)	168,196
55,500	CLP Holdings Ltd. (Utilities)	508,380
200	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	5,992
45,500	MTR Corp. Ltd. (Transportation)	234,036
70,000	Swire Pacific Ltd. Class B (Real Estate)	71,116
382,000	WH Group Ltd. (Food, Beverage & Tobacco)(b)	352,589

		1,340,309

Shares	Description	Value

Common Stocks – (continued)
Italy – 2.7%
30,523	A2A SpA (Utilities)	$ 37,658
13,295	Azimut Holding SpA (Diversified Financials)	189,224
5,030	Banca Generali SpA (Diversified Financials)	104,521
16,077	Banca Mediolanum SpA (Diversified Financials)	80,692
479	Ferrari NV (Automobiles & Components)	73,783
18,829	Hera SpA (Utilities)	68,121
307,786	Intesa Sanpaolo SpA (Banks)	498,017
40,704	Iren SpA (Utilities)	101,425
51,174	Mediobanca Banca di Credito Finanziario SpA (Banks)	279,061
37,242	Poste Italiane SpA (Insurance)(b)	313,460
780	Reply SpA (Software & Services)	47,423

		1,793,385

Japan – 27.0%
10,500	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	195,662
42,900	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	660,976
6,000	Benesse Holdings, Inc. (Consumer Services)	152,689
10,100	Chubu Electric Power Co., Inc. (Utilities)	142,543
2,100	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	242,961
4,300	Cleanup Corp. (Consumer Durables & Apparel)	21,140
1,900	Computer Institute of Japan Ltd. (Software & Services)	13,123
21,800	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	463,274
1,200	Daito Trust Construction Co. Ltd. (Real Estate)	111,436
22,300	Daiwa House Industry Co. Ltd. (Real Estate)	550,973
3,200	DCM Holdings Co. Ltd. (Retailing)	29,598
30,700	DeNA Co. Ltd. (Media & Entertainment)	336,270
10,800	Dentsu Group, Inc. (Media & Entertainment)	208,677
5,400	East Japan Railway Co. (Transportation)	408,620
1,800	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	131,665
600	FamilyMart Co. Ltd. (Food & Staples Retailing)	10,774
4,600	Fuji Kosan Co. Ltd. (Energy)	15,812
11,300	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	556,859

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
6,500	Fujitsu Ltd. (Software & Services)	$ 585,447
19,700	Hitachi Ltd. (Technology Hardware & Equipment)	565,910
9,300	Ibiden Co. Ltd. (Technology Hardware & Equipment)	202,963
1,000	ISB Corp. (Software & Services)	12,924
3,500	Itochu Enex Co. Ltd. (Energy)	27,198
1,200	Kamigumi Co. Ltd. (Transportation)	20,255
18,700	KDDI Corp. (Telecommunication Services)	552,372
14,100	Konami Holdings Corp. (Media & Entertainment)	432,484
5,500	K’s Holdings Corp. (Retailing)	51,974
4,800	Kyowa Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	107,278
4,600	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	167,686
11,600	Mazda Motor Corp. (Automobiles & Components)	61,258
4,900	Mitsubishi Heavy Industries Ltd. (Capital Goods)	123,489
519,500	Mizuho Financial Group, Inc. (Banks)	596,012
12,900	MS&AD Insurance Group Holdings, Inc. (Insurance)	359,925
4,300	NEC Networks & System Integration Corp. (Software & Services)	174,304
7,900	Nexon Co. Ltd. (Media & Entertainment)	129,093
1,500	Nihon Unisys Ltd. (Software & Services)	40,010
7,700	Nikon Corp. (Consumer Durables & Apparel)	70,673
17,100	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	408,974
800	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	13,346
2,200	Nitto Denko Corp. (Materials)	97,722
9,000	NOK Corp. (Automobiles & Components)	98,571
21,900	Nomura Holdings, Inc. (Diversified Financials)	92,420
13,800	Nomura Research Institute Ltd. (Software & Services)	291,494
36,100	NTT Data Corp. (Software & Services)	345,570
6,700	NTT DOCOMO, Inc. (Telecommunication Services)	209,530
500	OBIC Business Consultants Co. Ltd. (Software & Services)	20,298
4,100	Okinawa Electric Power Co., Inc. (The) (Utilities)	75,050
13,300	Olympus Corp. (Health Care Equipment & Services)	191,723

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
6,000	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 137,883
40,100	ORIX Corp. (Diversified Financials)	478,420
11,200	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	437,006
4,100	Pan Pacific International Holdings Corp. (Retailing)	77,643
22,600	Panasonic Corp. (Consumer Durables & Apparel)	171,091
3,200	Ryoden Corp. (Technology Hardware & Equipment)	38,252
10,900	Sankyo Co. Ltd. (Consumer Durables & Apparel)	316,107
13,200	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	226,535
7,200	Secom Co. Ltd. (Commercial & Professional Services)	595,499
38,600	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	468,306
16,100	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	212,103
18,700	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	617,566
11,100	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	546,780
14,200	SoftBank Group Corp. (Telecommunication Services)	502,714
1,200	Subaru Corp. (Automobiles & Components)	22,938
11,100	Sumitomo Realty & Development Co. Ltd. (Real Estate)	271,038
9,500	Sundrug Co. Ltd. (Food & Staples Retailing)	304,420
2,100	TDK Corp. (Technology Hardware & Equipment)	161,467
27,900	TIS, Inc. (Software & Services)	462,690
4,000	Tokio Marine Holdings, Inc. (Insurance)	183,018
900	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	167,736
30,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	458,041
800	Toyota Motor Corp. (Automobiles & Components)	48,212
1,100	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	77,238
69,900	Yamada Denki Co. Ltd. (Retailing)*	278,414

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
500	Zuken, Inc. (Software & Services)	$ 10,604

		17,650,726

Luxembourg – 0.2%
281	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	137,128

Netherlands – 5.1%
2,209	Akzo Nobel NV (Materials)	145,283
4,269	ASM International NV (Semiconductors & Semiconductor Equipment)	434,336
531	ASML Holding NV (Semiconductors & Semiconductor Equipment)	139,980
3,038	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	93,044
1,757	Euronext NV (Diversified Financials)(b)	129,374
15,354	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	357,696
230	Koninklijke DSM NV (Materials)	25,873
83,422	Koninklijke KPN NV (Telecommunication Services)	199,496
2,492	Koninklijke Philips NV (Health Care Equipment & Services)	102,315
2,398	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	198,866
20,808	Royal Dutch Shell plc Class A (Energy)	360,831
1,021	Royal Dutch Shell plc Class B (Energy)	17,126
8,579	Royal Dutch Shell plc Class B ADR (Energy)	280,190
11,862	Signify NV (Capital Goods)(b)	229,888
8,499	Wolters Kluwer NV (Commercial & Professional Services)	601,594

		3,315,892

Norway – 1.6%
37,640	DNB ASA (Banks)	419,345
2,041	Equinor ASA (Energy)	25,443
11,978	Orkla ASA (Food, Beverage & Tobacco)	102,624
6,631	Salmar ASA (Food, Beverage & Tobacco)	219,380
8,430	Yara International ASA (Materials)	266,549

		1,033,341

Portugal – 0.1%
10,797	EDP - Energias de Portugal SA (Utilities)	43,441

Singapore – 0.9%
800	DBS Group Holdings Ltd. (Banks)	10,439

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
80,100	Singapore Exchange Ltd. (Diversified Financials)	$ 515,880
42,500	Singapore Telecommunications Ltd. (Telecommunication Services)	75,766

		602,085

Spain – 1.1%
9,006	Acerinox SA (Materials)	60,618
816	Aena SME SA (Transportation)(b)	88,532
475	Amadeus IT Group SA (Software & Services)	22,358
24,201	Banco Santander SA (Banks)	57,570
4,564	Cellnex Telecom SA (Telecommunication Services)(b)	207,034
36,402	Merlin Properties Socimi SA (REIT)	274,713
1,034	Siemens Gamesa Renewable Energy SA (Capital Goods)	15,258

		726,083

Sweden – 3.4%
21,188	Boliden AB (Materials)	380,110
10,869	Essity AB Class B (Household & Personal Products)	332,956
1,651	Investor AB Class A (Diversified Financials)	73,844
26,007	Kinnevik AB Class B (Diversified Financials)	424,159
16,096	Sandvik AB (Capital Goods)	226,418
9,307	Swedish Match AB (Food, Beverage & Tobacco)	526,959
24,125	Volvo AB Class B (Capital Goods)	286,748

		2,251,194

Switzerland – 10.3%
209	Baloise Holding AG (Registered) (Insurance)	27,248
502	Coca-Cola HBC AG (Food, Beverage & Tobacco)	10,766
6,157	LafargeHolcim Ltd. (Registered) (Materials)*	224,691
302	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	124,220
21,322	Nestle SA (Registered) (Food, Beverage & Tobacco)	2,182,686
18,061	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,490,011
5,465	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,758,320
2,443	Sonova Holding AG (Registered) (Health Care Equipment & Services)	435,622
1,330	Swiss Life Holding AG (Registered) (Insurance)	446,409

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
186	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 55,708

		6,755,681

United Kingdom – 11.1%
50,984	3i Group plc (Diversified Financials)	494,016
4,156	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	185,607
108,981	Aviva plc (Insurance)	358,303
41,421	Barratt Developments plc (Consumer Durables & Apparel)	223,894
3,655	BP plc ADR (Energy)	89,145
961	British American Tobacco plc (Food, Beverage & Tobacco)	32,737
82,041	BT Group plc (Telecommunication Services)	119,334
3,000	CK Hutchison Holdings Ltd. (Capital Goods)	19,995
27,593	Diageo plc (Food, Beverage & Tobacco)	874,961
732	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	19,027
123,020	Direct Line Insurance Group plc (Insurance)	449,110
21,845	Experian plc (Commercial & Professional Services)	607,102
41,696	Fiat Chrysler Automobiles NV (Automobiles & Components)	297,657
3,373	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	127,803
11,639	Great Portland Estates plc (REIT)	98,060
3,408	HomeServe plc (Commercial & Professional Services)	44,391
66,809	HSBC Holdings plc (Banks)	375,050
29,017	Imperial Brands plc (Food, Beverage & Tobacco)	535,519
111,928	Legal & General Group plc (Insurance)	264,452
79,282	Lloyds Banking Group plc (Banks)	30,996
1,518	London Stock Exchange Group plc (Diversified Financials)	135,794
12,352	National Grid plc (Utilities)	144,324
10,808	Persimmon plc (Consumer Durables & Apparel)	255,487
2,854	Reckitt Benckiser Group plc (Household & Personal Products)	217,405
4,040	RELX plc (Commercial & Professional Services)	86,223
23,365	SSE plc (Utilities)	375,453
213,181	Taylor Wimpey plc (Consumer Durables & Apparel)	306,759

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
6,909	Unilever plc ADR (Household & Personal Products)(c)	$ 349,388
9,897	Vodafone Group plc ADR (Telecommunication Services)	136,282

		7,254,274

United States – 0.9%
3,782	Carnival plc ADR (Consumer Services)	45,119
5,547	Ferguson plc (Capital Goods)	342,985
5,469	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	220,823

		608,927

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $74,972,838)		$ 63,984,061

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
336,375	0.333%	$ 336,375
(Cost $336,375)

TOTAL INVESTMENTS – 98.2% (Cost $75,309,213)		$ 64,320,436

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		1,180,586

NET ASSETS – 100.0%		$ 65,501,022

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
TOPIX Index	1	06/11/2020	$130,481	$522

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%
Automobiles & Components – 0.9%
68,016	Aptiv plc	$ 3,349,108

Banks – 8.1%
138,763	Citigroup, Inc.	5,844,698
146,432	JPMorgan Chase & Co.	13,183,273
23,149	M&T Bank Corp.	2,394,301
249,025	Wells Fargo & Co.	7,147,017

		28,569,289

Capital Goods – 6.9%
39,061	Deere & Co.	5,396,668
658,694	General Electric Co.	5,230,030
38,891	Honeywell International, Inc.	5,203,227
67,276	ITT, Inc.	3,051,639
7,644	Northrop Grumman Corp.	2,312,692
29,995	Stanley Black & Decker, Inc.	2,999,500

		24,193,756

Commercial & Professional Services – 0.7%
33,010	Waste Connections, Inc.	2,558,275

Consumer Services – 2.5%
52,363	Las Vegas Sands Corp.	2,223,857
38,806	McDonald’s Corp.	6,416,572

		8,640,429

Diversified Financials – 9.1%
35,587	American Express Co.	3,046,603
79,646	Berkshire Hathaway, Inc. Class B*	14,561,678
12,285	BlackRock, Inc.	5,405,032
26,597	CME Group, Inc.	4,598,887
127,012	Morgan Stanley	4,318,408

		31,930,608

Energy – 5.0%
51,093	Cheniere Energy, Inc.*	1,711,616
93,204	Chevron Corp.	6,753,562
121,013	ConocoPhillips	3,727,200
27,037	EOG Resources, Inc.	971,169
113,024	Exxon Mobil Corp.	4,291,521

		17,455,068

Food & Staples Retailing – 2.1%
64,735	Walmart, Inc.	7,355,191

Food, Beverage & Tobacco – 4.1%
55,485	Coca-Cola Co. (The)	2,455,211
24,741	Constellation Brands, Inc. Class A	3,546,870
72,445	Mondelez International, Inc. Class A	3,628,045
65,558	Philip Morris International, Inc.	4,783,112

		14,413,238

Health Care Equipment & Services – 5.0%
53,983	Boston Scientific Corp.*	1,761,465
101,949	CVS Health Corp.	6,048,634
57,956	Envista Holdings Corp.*	865,863
13,725	Humana, Inc.	4,309,924
5,114	McKesson Corp.	691,720

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
40,074	Zimmer Biomet Holdings, Inc.	$ 4,050,680

		17,728,286

Household & Personal Products – 2.8%
89,141	Procter & Gamble Co. (The)	9,805,510

Insurance – 3.5%
46,263	Allstate Corp. (The)	4,243,705
34,570	American Financial Group, Inc.	2,422,666
65,921	American International Group, Inc.	1,598,584
37,451	Chubb Ltd.	4,182,902

		12,447,857

Materials – 3.7%
39,230	Linde plc	6,786,790
15,574	Martin Marietta Materials, Inc.	2,947,068
36,556	Packaging Corp. of America	3,174,157

		12,908,015

Media & Entertainment – 6.3%
61,276	Activision Blizzard, Inc.*	3,644,696
3,043	Alphabet, Inc. Class A*	3,535,814
153,024	Comcast Corp. Class A	5,260,965
11,607	Facebook, Inc. Class A*	1,936,048
82,531	Walt Disney Co. (The)	7,972,495

		22,350,018

Pharmaceuticals, Biotechnology & Life Sciences – 7.9%
26,182	Agilent Technologies, Inc.	1,875,155
22,762	Agios Pharmaceuticals, Inc.*	807,596
77,425	Bristol-Myers Squibb Co.	4,315,670
111,544	Elanco Animal Health, Inc.*	2,497,470
30,010	Eli Lilly & Co.	4,162,987
102,542	Johnson & Johnson	13,446,332
7,457	Sarepta Therapeutics, Inc.*	729,444

		27,834,654

Real Estate Investment Trusts – 4.1%
26,690	Alexandria Real Estate Equities, Inc.	3,658,131
27,452	AvalonBay Communities, Inc.	4,040,111
32,368	Extra Space Storage, Inc.	3,099,560
138,450	Hudson Pacific Properties, Inc.	3,511,092

		14,308,894

Retailing – 1.5%
95,245	L Brands, Inc.	1,101,032
24,911	Lowe’s Cos., Inc.	2,143,592
22,556	Ross Stores, Inc.	1,961,695

		5,206,319

Semiconductors & Semiconductor Equipment – 4.4%
74,259	Intel Corp.	4,018,897
108,370	Marvell Technology Group Ltd.	2,452,413
43,721	Micron Technology, Inc.*	1,838,905
21,606	NXP Semiconductors NV	1,791,786
37,028	Texas Instruments, Inc.	3,700,208

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
20,674	Xilinx, Inc.	$ 1,611,332

		15,413,541

Software & Services – 3.8%
14,499	Citrix Systems, Inc.	2,052,333
66,599	Cognizant Technology Solutions Corp. Class A	3,094,856
25,928	Fidelity National Information Services, Inc.	3,153,882
17,200	Microsoft Corp.	2,712,612
13,898	Visa, Inc. Class A	2,239,246

		13,252,929

Technology Hardware & Equipment – 1.5%
9,940	Apple, Inc.	2,527,642
87,272	National Instruments Corp.	2,886,958

		5,414,600

Telecommunication Services – 4.0%
121,419	AT&T, Inc.	3,539,364
193,633	Verizon Communications, Inc.	10,403,901

		13,943,265

Transportation – 2.1%
23,809	Norfolk Southern Corp.	3,476,114
27,792	Union Pacific Corp.	3,919,784

		7,395,898

Utilities – 8.0%
56,403	Ameren Corp.	4,107,830
30,843	American Water Works Co., Inc.	3,687,589
33,045	Atmos Energy Corp.	3,279,055
65,582	CMS Energy Corp.	3,852,943
34,400	NextEra Energy, Inc.	8,277,328
81,257	Xcel Energy, Inc.	4,899,797

		28,104,542

TOTAL COMMON STOCKS (Cost $382,386,687)		$ 344,579,290

Shares	Dividend Rate	Value

Investment Company(a) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,628,584	0.333%	$ 3,628,584
(Cost $3,628,584)

TOTAL INVESTMENTS – 99.0% (Cost $386,015,271)		$ 348,207,874

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		3,421,888

NET ASSETS – 100.0%		$ 351,629,762

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Automobiles & Components – 0.8%
46,748	Aptiv plc	$ 2,301,871

Banks – 5.2%
87,612	East West Bancorp, Inc.	2,255,133
37,233	First Republic Bank	3,063,531
142,104	Huntington Bancshares, Inc.	1,166,674
40,258	M&T Bank Corp.	4,163,885
47,500	Pinnacle Financial Partners, Inc.	1,783,150
295,914	Regions Financial Corp.	2,654,348

		15,086,721

Capital Goods – 9.4%
56,541	AMETEK, Inc.	4,072,083
64,298	Fortive Corp.	3,548,607
92,906	ITT, Inc.	4,214,216
32,630	L3Harris Technologies, Inc.	5,877,315
19,498	Rockwell Automation, Inc.	2,942,443
44,975	Stanley Black & Decker, Inc.	4,497,500
24,020	Trane Technologies plc	1,983,812

		27,135,976

Consumer Durables & Apparel – 0.6%
42,002	Lennar Corp. Class A	1,604,476

Consumer Services – 1.5%
30,511	Wynn Resorts Ltd.	1,836,457
35,168	Yum! Brands, Inc.	2,410,063

		4,246,520

Diversified Financials – 4.4%
17,297	Cboe Global Markets, Inc.	1,543,757
84,229	Discover Financial Services	3,004,449
21,707	Evercore, Inc. Class A	999,824
36,403	Northern Trust Corp.	2,746,970
53,138	Raymond James Financial, Inc.	3,358,322
12,286	T. Rowe Price Group, Inc.	1,199,728

		12,853,050

Energy – 2.2%
74,454	Cheniere Energy, Inc.*	2,494,209
57,360	Hess Corp.	1,910,088
48,322	ONEOK, Inc.	1,053,903
174,822	Parsley Energy, Inc. Class A	1,001,730

		6,459,930

Food & Staples Retailing – 0.7%
62,163	Grocery Outlet Holding Corp.*	2,134,677

Food, Beverage & Tobacco – 3.8%
47,953	Coca-Cola European Partners plc	1,799,676
46,159	Conagra Brands, Inc.	1,354,305
17,357	Constellation Brands, Inc. Class A	2,488,300
15,324	McCormick & Co., Inc. (Non-Voting)	2,163,902
178,802	Nomad Foods Ltd.*	3,318,565

		11,124,748

Health Care Equipment & Services – 5.3%
32,183	Centene Corp.*	1,911,992

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
188,467	Change Healthcare, Inc.*	$ 1,882,785
11,340	Cooper Cos., Inc. (The)	3,126,098
117,542	Envista Holdings Corp.*	1,756,078
17,116	Quest Diagnostics, Inc.	1,374,415
51,091	Zimmer Biomet Holdings, Inc.	5,164,278

		15,215,646

Insurance – 6.6%
3,679	Alleghany Corp.	2,032,096
34,458	American Financial Group, Inc.	2,414,817
73,619	Arch Capital Group Ltd.*	2,095,197
23,781	Arthur J Gallagher & Co.	1,938,389
54,024	Brown & Brown, Inc.	1,956,749
23,741	Cincinnati Financial Corp.	1,791,259
22,889	Globe Life, Inc.	1,647,321
3,705	Markel Corp.*	3,437,832
22,502	Reinsurance Group of America, Inc.	1,893,318

		19,206,978

Materials – 7.8%
32,401	Ashland Global Holdings, Inc.	1,622,318
62,556	Ball Corp.	4,044,871
148,637	Corteva, Inc.	3,492,970
319,988	Freeport-McMoRan, Inc.	2,159,919
11,239	Martin Marietta Materials, Inc.	2,126,756
39,260	Newmont Corp.	1,777,693
51,086	Packaging Corp. of America	4,435,797
125,919	Steel Dynamics, Inc.	2,838,214

		22,498,538

Media & Entertainment – 5.3%
32,887	Liberty Broadband Corp. Class C*	3,641,249
93,400	Liberty Media Corp.-Liberty Formula One Class C*	2,543,282
68,819	Liberty Media Corp-Liberty SiriusXM Class A*	2,180,874
55,297	Live Nation Entertainment, Inc.*	2,513,802
36,223	Match Group, Inc.*(a)	2,392,167
16,995	Nexstar Media Group, Inc. Class A	981,121
94,955	Snap, Inc. Class A*	1,129,015

		15,381,510

Pharmaceuticals, Biotechnology & Life Sciences – 3.8%
60,404	Agilent Technologies, Inc.	4,326,135
29,961	Agios Pharmaceuticals, Inc.*	1,063,016
69,531	Catalent, Inc.*	3,612,136
23,108	PRA Health Sciences, Inc.*	1,918,888

		10,920,175

Real Estate Investment Trusts – 13.5%
34,828	Alexandria Real Estate Equities, Inc.	4,773,526
27,084	Americold Realty Trust	921,939
32,531	AvalonBay Communities, Inc.	4,787,587
20,932	Boston Properties, Inc.	1,930,558
42,990	Camden Property Trust	3,406,528
25,017	CyrusOne, Inc.	1,544,800

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
28,795	Duke Realty Corp.	$ 932,382
57,523	Equity LifeStyle Properties, Inc.	3,306,422
17,574	Essex Property Trust, Inc.	3,870,498
154,208	Healthpeak Properties, Inc.	3,677,861
65,409	Hudson Pacific Properties, Inc.	1,658,772
94,512	Invitation Homes, Inc.	2,019,721
40,250	MGM Growth Properties LLC Class A	952,718
33,646	Prologis, Inc.	2,704,129
45,889	Ryman Hospitality Properties, Inc.	1,645,121
57,644	STORE Capital Corp.	1,044,509

		39,177,071

Retailing – 2.0%
17,388	Dollar General Corp.	2,625,762
128,022	L Brands, Inc.	1,479,934
19,053	Ross Stores, Inc.	1,657,040

		5,762,736

Semiconductors & Semiconductor Equipment – 4.6%
24,584	Analog Devices, Inc.	2,203,956
219,374	Marvell Technology Group Ltd.	4,964,434
30,916	MKS Instruments, Inc.	2,518,108
28,414	NXP Semiconductors NV	2,356,373
17,148	Xilinx, Inc.	1,336,515

		13,379,386

Software & Services – 2.1%
30,929	Cadence Design Systems, Inc.*	2,042,551
33,532	Fidelity National Information Services, Inc.	4,078,833

		6,121,384

Technology Hardware & Equipment – 3.3%
18,719	Motorola Solutions, Inc.	2,488,129
92,490	National Instruments Corp.	3,059,569
240,228	Viavi Solutions, Inc.*	2,692,956
31,227	Western Digital Corp.	1,299,668

		9,540,322

Transportation – 3.0%
115,623	JetBlue Airways Corp.*	1,034,826
92,993	Knight-Swift Transportation Holdings, Inc.	3,050,170
34,156	Old Dominion Freight Line, Inc.	4,483,251

		8,568,247

Utilities – 12.6%
82,335	Ameren Corp.	5,996,458
43,220	American Water Works Co., Inc.	5,167,383
49,067	Atmos Energy Corp.	4,868,918
103,063	CMS Energy Corp.	6,054,951
63,627	Public Service Enterprise Group, Inc.	2,857,489
47,105	Sempra Energy	5,322,394

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
104,570	Xcel Energy, Inc.	$ 6,305,571

36,573,164

TOTAL COMMON STOCKS (Cost $317,974,488)		$ 285,293,126

Shares	Dividend Rate	Value

Investment Company(b) – 1.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,240,146	0.333%	$ 4,240,146
(Cost $4,240,146)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $322,214,634)		$ 289,533,272

Securities Lending Reinvestment Vehicle(b) – 0.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,447,445	0.333%	$ 2,447,445
(Cost $2,447,445)

TOTAL INVESTMENTS – 100.8% (Cost $324,662,079)		$ 291,980,717

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(2,279,353)

NET ASSETS – 100.0%		$ 289,701,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 87.6%
Equity – 27.4%
313,852	Goldman Sachs Tactical Tilt Overlay Fund	$ 2,840,356
154,311	Goldman Sachs Absolute Return Tracker Fund	1,354,855
73,808	Goldman Sachs Emerging Markets Equity Insights Fund	549,869
44,464	Goldman Sachs Real Estate Securities Fund	457,538

		5,202,618

Fixed Income – 60.2%
281,376	Goldman Sachs Managed Futures Strategy Fund	2,867,224
278,595	Goldman Sachs Long Short Credit Strategies Fund	2,209,259
216,572	Goldman Sachs Strategic Income Fund	1,838,696
152,171	Goldman Sachs Emerging Markets Debt Fund	1,578,013
145,883	Goldman Sachs High Yield Floating Rate Fund	1,152,478
112,720	Goldman Sachs Alternative Premia Fund	897,250
159,969	Goldman Sachs High Yield Fund	879,828

		11,422,748

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $18,723,596)		$ 16,625,366

Shares	Description	Value

Exchange Traded Fund – 0.9%
5,295	ProShares Short VIX Short-Term Futures ETF	$ 164,198
(Cost $251,189)

Shares	Dividend Rate	Value

Investment Company(a) – 7.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,448,276	0.333%	$ 1,448,276
(Cost $1,448,276)

TOTAL INVESTMENTS – 96.1% (Cost $20,423,061)		$ 18,237,840

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.9%		734,960

NET ASSETS – 100.0%		$ 18,972,800

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	5	06/19/2020	$210,725	$4,599
S&P 500 E-Mini Index	4	06/19/2020	513,940	14

Total Futures Contracts				$4,613

PURCHASED OPTIONS CONTRACTS — At March 31, 2020, the Portfolio had the following purchased contracts:

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Calls
3 Month Eurodollar	Barclays Bank PLC	98.50	USD	06/15/2020	5	$1,250,000	$12,281	$2,512	$9,769
		97.50	USD	09/14/2020	5	1,250,000	26,813	3,881	22,932
		98.00	USD	09/14/2020	3	750,000	12,356	4,432	7,924
		97.50	USD	12/14/2020	5	1,250,000	27,000	4,769	22,231
		98.00	USD	12/14/2020	6	1,500,000	24,938	11,039	13,899
		98.25	USD	03/15/2021	43	10,750,000	157,756	50,200	107,556
		98.25	USD	06/14/2021	39	9,750,000	142,837	47,978	94,859
		98.25	USD	09/13/2021	37	9,250,000	134,819	44,973	89,846

Total purchased options contracts					143		$538,800	$169,784	$369,016

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Automobiles & Components – 0.2%
1,301	Adient plc*	$ 11,800
1,638	Gentherm, Inc.*	51,433
1,950	Standard Motor Products, Inc.	81,062

		144,295

Banks – 10.2%
10,149	1st Source Corp.	329,132
6,734	Amalgamated Bank Class A	72,862
13,865	Atlantic Capital Bancshares, Inc.*	164,578
1,109	Atlantic Union Bankshares Corp.	24,287
20,025	Bancorp, Inc. (The)*	121,552
748	BancorpSouth Bank	14,152
637	Banner Corp.	21,046
10,343	Boston Private Financial Holdings, Inc.	73,952
37,006	Cadence Bancorp	242,389
7,243	Cathay General Bancorp	166,227
3,330	CenterState Bank Corp.	57,376
20,596	Central Pacific Financial Corp.	327,476
378	Century Bancorp, Inc. Class A	23,527
6,028	Columbia Banking System, Inc.	161,550
23,532	CVB Financial Corp.	471,817
650	Enterprise Bancorp, Inc.	17,543
10,518	First Bancorp/NC	242,755
56,527	First Bancorp/PR	300,724
29,046	First Commonwealth Financial Corp.	265,480
1,904	First Financial Bankshares, Inc.	51,103
592	First Financial Corp.	19,962
17,684	First Foundation, Inc.	180,730
4,749	First Internet Bancorp	77,979
476	First Mid Bancshares, Inc.	11,300
11,536	Heartland Financial USA, Inc.	348,387
12,793	Hilltop Holdings, Inc.	193,430
12,448	Hope Bancorp, Inc.	102,323
973	Horizon Bancorp, Inc.	9,594
9,562	Independent Bank Group, Inc.	226,428
16,087	International Bancshares Corp.	432,419
29,528	Investors Bancorp, Inc.	235,929
1,931	Lakeland Bancorp, Inc.	20,874
1,372	Meridian Bancorp, Inc.	15,394
417	Metropolitan Bank Holding Corp.*	11,230
3,234	National Bank Holdings Corp. Class A	77,293
556	Northrim Bancorp, Inc.	15,012
2,499	Pacific Premier Bancorp, Inc.	47,081
730	Parke Bancorp, Inc.	9,848
10,356	PennyMac Financial Services, Inc.	228,971
1,193	Preferred Bank	40,347
1,756	Riverview Bancorp, Inc.	8,798
10,645	Seacoast Banking Corp. of Florida*	194,910
3,977	Sierra Bancorp	69,916
3,496	Southern National Bancorp of Virginia, Inc.	34,401
800	Territorial Bancorp, Inc.	19,640
12,532	TriCo Bancshares	373,704
5,226	Walker & Dunlop, Inc.	210,451
497	Westamerica Bancorp	29,214
683	WSFS Financial Corp.	17,020

		6,412,113

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – 8.1%
357	AAON, Inc.	$ 17,250
7,751	Aegion Corp.*	138,975
8,002	Aerojet Rocketdyne Holdings, Inc.*	334,724
6,299	Albany International Corp. Class A	298,132
2,835	Astronics Corp.*	26,025
10,182	Atkore International Group, Inc.*	214,535
605	Axon Enterprise, Inc.*	42,816
2,198	Barnes Group, Inc.	91,942
10,733	BMC Stock Holdings, Inc.*	190,296
12,418	Builders FirstSource, Inc.*	151,872
3,825	Columbus McKinnon Corp.	95,625
3,219	CSW Industrials, Inc.	208,752
1,354	Douglas Dynamics, Inc.	48,081
1,586	Encore Wire Corp.	66,596
285	EnPro Industries, Inc.	11,280
1,801	Federal Signal Corp.	49,131
8,780	Foundation Building Materials, Inc.*	90,346
1,700	Franklin Electric Co., Inc.	80,121
9,331	Gibraltar Industries, Inc.*	400,487
7,424	GMS, Inc.*	116,780
15,681	Great Lakes Dredge & Dock Corp.*	130,152
6,330	Griffon Corp.	80,074
7,126	H&E Equipment Services, Inc.	104,610
614	Hurco Cos., Inc.	17,867
2,749	MasTec, Inc.*	89,975
690	Mercury Systems, Inc.*	49,225
4,149	Miller Industries, Inc.	117,334
24,199	MRC Global, Inc.*	103,088
4,280	Mueller Industries, Inc.	102,463
2,935	Navistar International Corp.*	48,398
17,015	NOW, Inc.*	87,797
463	Patrick Industries, Inc.	13,038
2,746	Powell Industries, Inc.	70,490
1,142	Proto Labs, Inc.*	86,940
11,116	Quanex Building Products Corp.	112,049
1,991	Raven Industries, Inc.	42,269
1,788	RBC Bearings, Inc.*	201,669
5,859	Rexnord Corp.	132,824
7,954	Simpson Manufacturing Co., Inc.	492,989
4,008	SPX Corp.*	130,821
1,378	TriMas Corp.*	31,832
1,245	Tutor Perini Corp.*	8,366
1,710	Universal Forest Products, Inc.	63,595
9,554	Wabash National Corp.	68,980

		5,060,611

Commercial & Professional Services – 3.3%
3,348	ASGN, Inc.*	118,251
1,877	Barrett Business Services, Inc.	74,404
4,581	Brady Corp. Class A	206,741
4,497	Brink’s Co. (The)	234,069
260	Cimpress plc*	13,832
953	Exponent, Inc.	68,530
12,929	HNI Corp.	325,682
1,014	Huron Consulting Group, Inc.*	45,995
337	ICF International, Inc.	23,152
524	Insperity, Inc.	19,545

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial & Professional Services – (continued)
4,881	Kforce, Inc.	$ 124,807
3,279	Kimball International, Inc. Class B	39,053
12,902	Knoll, Inc.	133,149
6,619	McGrath RentCorp	346,703
350	Mobile Mini, Inc.	9,180
394	MSA Safety, Inc.	39,873
3,671	Resources Connection, Inc.	40,271
4,550	TriNet Group, Inc.*	171,353
3,400	TrueBlue, Inc.*	43,384

		2,077,974

Consumer Durables & Apparel – 3.2%
10,772	Crocs, Inc.*	183,016
1,394	Deckers Outdoor Corp.*	186,796
624	Johnson Outdoors, Inc. Class A	39,125
7,828	KB Home	141,687
12,079	M/I Homes, Inc.*	199,666
2,519	Malibu Boats, Inc. Class A*	72,522
2,273	Meritage Homes Corp.*	82,987
16,313	Sonos, Inc.*	138,334
2,493	TopBuild Corp.*	178,598
36,279	TRI Pointe Group, Inc.*	318,167
2,645	Universal Electronics, Inc.*	101,489
5,864	Vista Outdoor, Inc.*	51,603
14,487	Wolverine World Wide, Inc.	220,202
5,678	YETI Holdings, Inc.*	110,835

		2,025,027

Consumer Services – 3.2%
4,416	American Public Education, Inc.*	105,675
2,555	Collectors Universe, Inc.	40,037
24,513	Denny’s Corp.*	188,260
25,057	Everi Holdings, Inc.*	82,688
5,775	K12, Inc.*	108,917
30,979	Laureate Education, Inc. Class A*	325,589
4,224	Marriott Vacations Worldwide Corp.	234,770
2,665	Perdoceo Education Corp.*	28,755
24,172	Red Rock Resorts, Inc. Class A	206,671
6,130	Scientific Games Corp. Class A*	59,461
1,365	Strategic Education, Inc.	190,772
5,442	Wingstop, Inc.	433,727
1,368	WW International, Inc.*	23,133

		2,028,455

Diversified Financials – 1.5%
44,810	Anworth Mortgage Asset Corp. (REIT)	50,635
1,448	Artisan Partners Asset Management, Inc. Class A	31,118
3,132	Banco Latinoamericano de Comercio Exterior SA Class E	32,291
5,507	Capstead Mortgage Corp. (REIT)	23,129
988	Cohen & Steers, Inc.	44,905
14,225	Enova International, Inc.*	206,120
3,974	Federated Hermes, Inc. Class B	75,705
3,007	Nelnet, Inc. Class A	136,548
39,670	New York Mortgage Trust, Inc. (REIT)	61,488
10,233	On Deck Capital, Inc.*	15,759
9,147	Oppenheimer Holdings, Inc. Class A	180,745
1,866	TPG RE Finance Trust, Inc. (REIT)	10,244
175	Virtus Investment Partners, Inc.	13,319

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
3,731	Westwood Holdings Group, Inc.	$ 68,315

		950,321

Energy – 3.3%
5,196	Ardmore Shipping Corp.	27,279
3,777	Brigham Minerals, Inc. Class A	31,236
4,397	Cactus, Inc. Class A	51,005
5,597	Clean Energy Fuels Corp.*	9,963
3,380	CVR Energy, Inc.	55,871
33,746	Denbury Resources, Inc.*(a)	6,230
64,127	DHT Holdings, Inc.	491,854
1,020	DMC Global, Inc.	23,470
1,330	Dorian LPG Ltd.*	11,584
19,710	GasLog Ltd.	71,350
11,813	International Seaways, Inc.	282,213
15,525	Matrix Service Co.*	147,022
23,473	Nabors Industries Ltd.	9,157
1,382	Renewable Energy Group, Inc.*	28,373
3,328	Scorpio Tankers, Inc.(a)	63,631
11,481	SEACOR Holdings, Inc.*	309,528
2,313	Solaris Oilfield Infrastructure, Inc. Class A	12,143
1,459	Teekay Tankers Ltd. Class A*	32,448
15,408	World Fuel Services Corp.	387,973

		2,052,330

Food & Staples Retailing – 0.5%
3,088	Ingles Markets, Inc. Class A	111,662
7,943	Performance Food Group Co.*	196,351
407	Village Super Market, Inc. Class A	10,004

		318,017

Food, Beverage & Tobacco – 2.3%
275	Boston Beer Co., Inc. (The) Class A*	101,079
1,303	Calavo Growers, Inc.	75,170
1,806	Coca-Cola Consolidated, Inc.	376,605
1,372	Freshpet, Inc.*	87,630
2,684	J&J Snack Foods Corp.	324,764
2,920	John B Sanfilippo & Son, Inc.	261,048
1,518	Sanderson Farms, Inc.	187,200

		1,413,496

Health Care Equipment & Services – 6.9%
4,156	AngioDynamics, Inc.*	43,347
713	Cardiovascular Systems, Inc.*	25,105
961	Computer Programs & Systems, Inc.	21,382
8,607	GenMark Diagnostics, Inc.*	35,461
2,212	Globus Medical, Inc. Class A*	94,076
6,220	Haemonetics Corp.*	619,885
6,742	HMS Holdings Corp.*	170,370
1,366	Inogen, Inc.*	70,568
1,074	Inovalon Holdings, Inc. Class A*	17,893
2,214	Integer Holdings Corp.*	139,172
2,371	Invacare Corp.	17,617
1,060	Livongo Health, Inc.*	30,242
5,404	Magellan Health, Inc.*	259,986
12,540	Natus Medical, Inc.*	290,050
4,870	Novocure Ltd.*	327,946
3,884	NuVasive, Inc.*	196,763
6,692	Omnicell, Inc.*	438,861
998	Quidel Corp.*	97,614

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
11,628	Select Medical Holdings Corp.*	$ 174,420
2,069	Simulations Plus, Inc.	72,250
5,937	Surmodics, Inc.*	197,821
2,969	Tandem Diabetes Care, Inc.*	191,055
3,460	Teladoc Health, Inc.*	536,335
12,727	Tenet Healthcare Corp.*	183,269
7,444	Triple-S Management Corp. Class B*	104,960

		4,356,448

Household & Personal Products – 0.3%
1,006	Edgewell Personal Care Co.*	24,225
3,223	Inter Parfums, Inc.	149,386

		173,611

Insurance – 3.8%
22,407	American Equity Investment Life Holding Co.	421,252
4,670	AMERISAFE, Inc.	301,075
8,632	Argo Group International Holdings Ltd.	319,902
1,027	eHealth, Inc.*	144,622
5,564	FBL Financial Group, Inc. Class A	259,672
55,370	Genworth Financial, Inc. Class A*	183,828
4,390	Goosehead Insurance, Inc. Class A*	195,926
21,213	MBIA, Inc.*	151,461
103	National Western Life Group, Inc. Class A	17,716
302	RLI Corp.	26,555
12,266	Stewart Information Services Corp.	327,134
2,379	Trupanion, Inc.*	61,925

		2,411,068

Materials – 5.2%
11,941	Boise Cascade Co.	283,957
8,687	Carpenter Technology Corp.	169,396
3,376	Chase Corp.	277,811
32,883	Ferro Corp.*	307,785
8,298	Haynes International, Inc.	171,022
49,635	Hecla Mining Co.	90,336
2,433	Ingevity Corp.*	85,642
2,181	Kaiser Aluminum Corp.	151,100
1,898	Koppers Holdings, Inc.*	23,478
2,605	Kraton Corp.*	21,100
6,653	Materion Corp.	232,922
10,186	Minerals Technologies, Inc.	369,344
8,767	Myers Industries, Inc.	94,245
3,393	Novagold Resources, Inc.*	25,040
10,446	PH Glatfelter Co.	127,650
14,977	PolyOne Corp.	284,114
456	Sensient Technologies Corp.	19,841
27,291	Summit Materials, Inc. Class A*	409,365
4,265	Worthington Industries, Inc.	111,956

		3,256,104

Media & Entertainment – 1.2%
2,080	Cardlytics, Inc.*	72,717
29,047	Cars.com, Inc.*	124,902
8,463	IMAX Corp.*	76,590

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
4,630	Liberty Latin America Ltd. Class A*	$ 48,708
13,819	Liberty Latin America Ltd. Class C*	141,783
12,249	MSG Networks, Inc. Class A*	124,940
1,048	Scholastic Corp.	26,713
5,072	TechTarget, Inc.*	104,534
2,873	WideOpenWest, Inc.*	13,675
2,687	Yelp, Inc.*	48,447

		783,009

Pharmaceuticals, Biotechnology & Life Sciences – 12.0%
13,574	ACADIA Pharmaceuticals, Inc.*	573,501
3,178	Acceleron Pharma, Inc.*	285,607
1,551	Adverum Biotechnologies, Inc.*	15,153
5,787	Agenus, Inc.*	14,178
2,684	Allogene Therapeutics, Inc.*	52,177
6,645	Amicus Therapeutics, Inc.*	61,400
7,914	Amphastar Pharmaceuticals, Inc.*	117,444
6,183	ANI Pharmaceuticals, Inc.*	251,895
5,026	Anika Therapeutics, Inc.*	145,302
5,409	Apellis Pharmaceuticals, Inc.*	144,907
17,369	Ardelyx, Inc.*	98,743
2,633	Arena Pharmaceuticals, Inc.*	110,586
3,102	Arrowhead Pharmaceuticals, Inc.*	89,245
1,607	Atara Biotherapeutics, Inc.*	13,676
3,303	Axsome Therapeutics, Inc.*	194,315
22,712	BioDelivery Sciences International, Inc.*	86,078
6,369	Biohaven Pharmaceutical Holding Co. Ltd.*	216,737
2,563	Blueprint Medicines Corp.*	149,884
885	Bridgebio Pharma, Inc.*	25,665
36,291	Catalyst Pharmaceuticals, Inc.*	139,720
455	ChemoCentryx, Inc.*	18,282
15,191	Coherus Biosciences, Inc.*	246,398
779	Constellation Pharmaceuticals, Inc.*	24,484
2,951	Corcept Therapeutics, Inc.*	35,087
3,633	Deciphera Pharmaceuticals, Inc.*	149,571
2,190	Denali Therapeutics, Inc.*	38,347
4,626	Dicerna Pharmaceuticals, Inc.*	84,980
5,589	Editas Medicine, Inc.*	110,830
485	Emergent BioSolutions, Inc.*	28,062
6,217	Enanta Pharmaceuticals, Inc.*	319,740
4,188	Endo International plc*	15,496
5,853	FibroGen, Inc.*	203,392
7,070	Global Blood Therapeutics, Inc.*	361,206
8,862	Heron Therapeutics, Inc.*	104,040
17,869	ImmunoGen, Inc.*	60,933
26,968	Innoviva, Inc.*	317,144
1,224	Insmed, Inc.*	19,621
2,349	Intercept Pharmaceuticals, Inc.*	147,893
3,427	Iovance Biotherapeutics, Inc.*	102,587
4,327	Karyopharm Therapeutics, Inc.*	83,122
5,252	Medpace Holdings, Inc.*	385,392
2,324	Mirati Therapeutics, Inc.*	178,646
4,890	Momenta Pharmaceuticals, Inc.*	133,008
1,726	MyoKardia, Inc.*	80,915

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
987	Myriad Genetics, Inc.*	$ 14,124
1,188	NanoString Technologies, Inc.*	28,571
754	Natera, Inc.*	22,514
4,113	Omeros Corp.*	54,991
2,085	Pacira BioSciences, Inc.*	69,910
6,102	Phibro Animal Health Corp. Class A	147,485
1,715	Principia Biopharma, Inc.*	101,837
7,854	Prothena Corp. plc*	84,038
1,455	PTC Therapeutics, Inc.*	64,908
2,617	Radius Health, Inc.*	34,021
328	Reata Pharmaceuticals, Inc. Class A*	47,344
459	REVOLUTION Medicines, Inc.*	10,057
2,038	Rocket Pharmaceuticals, Inc.*	28,430
6,561	Supernus Pharmaceuticals, Inc.*	118,032
743	Syneos Health, Inc.*	29,289
1,456	Turning Point Therapeutics, Inc.*	65,025
1,104	Ultragenyx Pharmaceutical, Inc.*	49,051
6,400	Veracyte, Inc.*	155,584
8,554	Voyager Therapeutics, Inc.*	78,269
2,800	XBiotech, Inc.*	29,736
8,696	Xencor, Inc.*	259,836
1,321	Y-mAbs Therapeutics, Inc.*	34,478

		7,562,919

Real Estate – 9.0%
130	Alexander’s, Inc. (REIT)	35,873
12,358	American Assets Trust, Inc. (REIT)	308,950
1,418	EastGroup Properties, Inc. (REIT)	148,153
7,491	Essential Properties Realty Trust, Inc. (REIT)	97,832
16,977	First Industrial Realty Trust, Inc. (REIT)	564,146
8,785	Gladstone Commercial Corp. (REIT)	126,153
11,183	Independence Realty Trust, Inc. (REIT)	99,976
2,696	Kennedy-Wilson Holdings, Inc.	36,180
48,902	Lexington Realty Trust (REIT)	485,597
16,097	Newmark Group, Inc. Class A	68,412
7,782	NexPoint Residential Trust, Inc. (REIT)	196,184
624	Office Properties Income Trust (REIT)	17,004
32,269	Physicians Realty Trust (REIT)	449,830
5,676	Piedmont Office Realty Trust, Inc. Class A (REIT)	100,238
3,277	PS Business Parks, Inc. (REIT)	444,099
8,456	QTS Realty Trust, Inc. Class A (REIT)	490,533
2,898	Redfin Corp.*	44,687
6,662	Retail Value, Inc. (REIT)	81,610
14,716	Rexford Industrial Realty, Inc. (REIT)(b)	603,503
24,158	Sabra Health Care REIT, Inc. (REIT)	263,805
13,785	STAG Industrial, Inc. (REIT)	310,438
10,194	Terreno Realty Corp. (REIT)	527,540
17,819	Urban Edge Properties (REIT)	156,985

		5,657,728

Retailing – 3.2%
1,046	America’s Car-Mart, Inc.*	58,942
5,703	Asbury Automotive Group, Inc.*	314,977
2,180	Boot Barn Holdings, Inc.*	28,187
12,281	Cato Corp. (The) Class A	131,038
1,543	Core-Mark Holding Co., Inc.	44,083

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
14,352	Groupon, Inc.*	$ 14,068
1,615	Lithia Motors, Inc. Class A	132,091
4,916	Murphy USA, Inc.*	414,714
8,529	National Vision Holdings, Inc.*	165,633
3,226	PetMed Express, Inc.	92,844
545	RH*	54,756
19,775	Rubicon Project, Inc. (The)*	109,751
1,899	Shutterstock, Inc.	61,072
890	Sleep Number Corp.*	17,052
16,538	Sonic Automotive, Inc. Class A	219,625
6,397	Sportsman’s Warehouse Holdings, Inc.*	39,406
3,289	Tilly’s, Inc. Class A	13,584
4,763	Zumiez, Inc.*	82,495

		1,994,318

Semiconductors & Semiconductor Equipment – 3.5%
6,308	Ambarella, Inc.*	306,317
22,202	Amkor Technology, Inc.*	172,954
3,686	Cirrus Logic, Inc.*	241,912
2,328	Enphase Energy, Inc.*	75,171
4,397	FormFactor, Inc.*	88,336
4,571	Inphi Corp.*	361,886
13,121	Lattice Semiconductor Corp.*	233,816
1,623	NeoPhotonics Corp.*	11,767
3,480	Power Integrations, Inc.	307,388
24,511	Rambus, Inc.*	272,072
885	Silicon Laboratories, Inc.*	75,588
669	Synaptics, Inc.*	38,715
566	Ultra Clean Holdings, Inc.*	7,811
3,418	Veeco Instruments, Inc.*	32,710

		2,226,443

Software & Services – 6.3%
1,974	Blackline, Inc.*	103,852
3,283	Box, Inc. Class A*	46,093
1,864	Cass Information Systems, Inc.	65,538
7,924	Conduent, Inc.*	19,414
5,649	Cornerstone OnDemand, Inc.*	179,356
5,401	Digital Turbine, Inc.*	23,278
1,203	Domo, Inc. Class B*	11,958
2,527	Everbridge, Inc.*	268,772
6,061	Five9, Inc.*	463,424
1,378	Hackett Group, Inc. (The)	17,528
2,885	MAXIMUS, Inc.	167,907
2,672	MicroStrategy, Inc. Class A*	315,563
2,487	OneSpan, Inc.*	45,139
26,651	Perspecta, Inc.	486,114
473	Progress Software Corp.	15,136
593	PROS Holdings, Inc.*	18,401
4,915	Qualys, Inc.*	427,556
1,176	Rapid7, Inc.*	50,956
2,796	Science Applications International Corp.	208,666
8,964	SPS Commerce, Inc.*	416,916
18,086	SVMK, Inc.*	244,342
4,645	Telenav, Inc.*	20,066
7,163	Verint Systems, Inc.*	308,009
640	Virtusa Corp.*	18,176

		3,942,160

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – 5.8%
504	Badger Meter, Inc.	$ 27,014
7,000	Belden, Inc.	252,560
12,891	Benchmark Electronics, Inc.	257,691
6,551	Comtech Telecommunications Corp.	87,063
4,250	CTS Corp.	105,783
4,422	Extreme Networks, Inc.*	13,664
23,096	Harmonic, Inc.*	133,033
672	InterDigital, Inc.	29,991
7,162	Itron, Inc.*	399,855
17,411	Knowles Corp.*	232,959
6,934	Lumentum Holdings, Inc.*	511,036
3,999	Methode Electronics, Inc.	105,694
3,319	NETGEAR, Inc.*	75,806
250	Novanta, Inc.*	19,970
245	OSI Systems, Inc.*	16,885
2,697	Plexus Corp.*	147,148
647	Rogers Corp.*	61,090
13,948	Sanmina Corp.*	380,501
2,585	TTM Technologies, Inc.*	26,729
37,849	Viavi Solutions, Inc.*	424,287
11,408	Vishay Intertechnology, Inc.	164,389
7,269	Vishay Precision Group, Inc.*	145,962

		3,619,110

Telecommunication Services – 1.3%
445	Bandwidth, Inc. Class A*	29,944
4,259	Boingo Wireless, Inc.*	45,188
5,763	Cogent Communications Holdings, Inc.	472,393
60,799	ORBCOMM, Inc.*	148,349
659	Shenandoah Telecommunications Co.	32,456
5,265	Spok Holdings, Inc.	56,283

		784,613

Transportation – 1.2%
282	Allegiant Travel Co.	23,068
904	Avis Budget Group, Inc.*	12,566
4,115	Costamare, Inc.	18,600
13,555	Echo Global Logistics, Inc.*	231,519
13,267	Marten Transport Ltd.	272,239
5,733	SkyWest, Inc.	150,147
2,047	Werner Enterprises, Inc.	74,224

		782,363

Utilities – 2.2%
1,935	American States Water Co.	158,167
1,318	Avista Corp.	56,002
987	Black Hills Corp.	63,198
1,477	California Water Service Group	74,323
247	Chesapeake Utilities Corp.	21,170
3,648	New Jersey Resources Corp.	123,923
2,015	NorthWestern Corp.	120,557
10,941	Portland General Electric Co.	524,512
1,346	Southwest Gas Holdings, Inc.	93,628
282	Spire, Inc.	21,003
2,914	Unitil Corp.	152,460

		1,408,943

TOTAL COMMON STOCKS (Cost $80,853,066)		$ 61,441,476

Shares	Dividend Rate	Value

Investment Company(c) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
422,512	0.333%	$ 422,512
(Cost $422,512)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $81,275,578)		$ 61,863,988

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
38,375	0.333%	$ 38,375
(Cost $38,375)

TOTAL INVESTMENTS – 98.5% (Cost $81,313,953)		$ 61,902,363

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		957,918

NET ASSETS – 100.0%		$ 62,860,281

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	12	06/19/2020	$688,560	$(27,802)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 102.1%
Automobiles & Components – 1.2%
27,395	Aptiv plc	$ 1,348,930
2,961	Tesla, Inc.*	1,551,564

		2,900,494

Capital Goods – 4.1%
15,546	Boeing Co. (The)	2,318,530
13,303	Deere & Co.	1,837,943
21,712	Honeywell International, Inc.	2,904,848
8,080	Northrop Grumman Corp.	2,444,604
5,755	Stanley Black & Decker, Inc.	575,500

		10,081,425

Commercial & Professional Services – 0.8%
14,168	Verisk Analytics, Inc.	1,974,736

Consumer Durables & Apparel – 2.7%
7,221	Lululemon Athletica, Inc.*	1,368,740
56,091	NIKE, Inc. Class B	4,640,969
18,465	PVH Corp.	695,023

		6,704,732

Consumer Services – 1.8%
21,202	Las Vegas Sands Corp.	900,449
21,318	McDonald’s Corp.	3,524,931

		4,425,380

Diversified Financials – 1.9%
14,489	Cboe Global Markets, Inc.	1,293,143
41,944	Charles Schwab Corp. (The)	1,410,158
23,591	Intercontinental Exchange, Inc.	1,904,973

		4,608,274

Energy – 0.6%
41,148	Cheniere Energy, Inc.*	1,378,458

Food & Staples Retailing – 1.1%
24,384	Walmart, Inc.	2,770,510

Food, Beverage & Tobacco – 3.7%
77,022	Coca-Cola Co. (The)	3,408,224
9,968	McCormick & Co., Inc. (Non-Voting)	1,407,581
21,543	Mondelez International, Inc. Class A	1,078,874
55,559	Monster Beverage Corp.*	3,125,749

		9,020,428

Health Care Equipment & Services – 8.7%
114,558	Boston Scientific Corp.*	3,738,028
17,136	Danaher Corp.	2,371,794
23,852	Envista Holdings Corp.*	356,349
9,016	Guardant Health, Inc.*(a)	627,514
10,976	Humana, Inc.	3,446,683
7,408	Insulet Corp.*	1,227,357
6,111	Intuitive Surgical, Inc.*	3,026,228
18,983	UnitedHealth Group, Inc.	4,733,981
11,341	West Pharmaceutical Services, Inc.	1,726,667

		21,254,601

Shares	Description	Value

Common Stocks – (continued)
Household & Personal Products – 1.0%
14,947	Estee Lauder Cos., Inc. (The) Class A	$ 2,381,655

Insurance – 0.3%
695	Markel Corp.*	644,884

Materials – 2.7%
13,712	Ecolab, Inc.	2,136,741
11,439	Linde plc	1,978,947
5,207	Martin Marietta Materials, Inc.	985,321
3,347	Sherwin-Williams Co. (The)	1,538,013

		6,639,022

Media & Entertainment – 12.4%
9,109	Alphabet, Inc. Class A*	10,584,202
5,580	Alphabet, Inc. Class C*	6,488,480
56,440	Facebook, Inc. Class A*	9,414,192
10,378	Netflix, Inc.*	3,896,939

		30,383,813

Pharmaceuticals, Biotechnology & Life Sciences – 8.8%
9,907	10X Genomics, Inc. Class A*	617,404
22,894	AbbVie, Inc.	1,744,294
20,440	Adaptive Biotechnologies Corp.*	567,823
27,714	Agios Pharmaceuticals, Inc.*	983,293
11,094	Alexion Pharmaceuticals, Inc.*	996,130
64,029	AstraZeneca plc ADR	2,859,535
20,088	BioMarin Pharmaceutical, Inc.*	1,697,436
49,073	Bristol-Myers Squibb Co.	2,735,329
31,483	Eli Lilly & Co.	4,367,322
12,111	Illumina, Inc.*	3,307,756
16,911	Sarepta Therapeutics, Inc.*	1,654,234

		21,530,556

Real Estate Investment Trusts – 2.3%
14,618	American Tower Corp.	3,183,069
4,096	Equinix, Inc.	2,558,239

		5,741,308

Retailing – 7.3%
7,205	Amazon.com, Inc.*	14,047,733
27,857	Ross Stores, Inc.	2,422,723
7,781	Ulta Beauty, Inc.*	1,367,122

		17,837,578

Semiconductors & Semiconductor Equipment – 4.2%
12,501	Analog Devices, Inc.	1,120,715
28,082	NVIDIA Corp.	7,402,415
19,560	NXP Semiconductors NV	1,622,111

		10,145,241

Software & Services – 25.3%
19,416	Accenture plc Class A	3,169,856
18,173	Adobe, Inc.*	5,783,376
14,792	Atlassian Corp. plc Class A*	2,030,350
26,662	Fidelity National Information Services, Inc.	3,243,166
27,228	Mastercard, Inc. Class A	6,577,196

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
129,161	Microsoft Corp.	$ 20,369,981
40,941	PayPal Holdings, Inc.*	3,919,691
23,731	salesforce.com, Inc.*	3,416,789
8,457	ServiceNow, Inc.*	2,423,607
50,654	Visa, Inc. Class A	8,161,373
19,341	Workday, Inc. Class A*	2,518,585

		61,613,970

Technology Hardware & Equipment – 8.3%
29,083	Amphenol Corp. Class A	2,119,569
71,252	Apple, Inc.	18,118,671

		20,238,240

Transportation – 2.9%
41,446	CSX Corp.	2,374,856
17,435	Lyft, Inc. Class A*	468,129
29,473	Union Pacific Corp.	4,156,872

		6,999,857

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $158,052,070)		$ 249,275,162

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
175,982	0.333%	$ 175,982
(Cost $175,982)

TOTAL INVESTMENTS – 102.2% (Cost $158,228,052)		$ 249,451,144

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.2)%		(5,469,858)

NET ASSETS – 100.0%		$ 243,981,286

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Automobiles & Components – 0.7%
79,946	General Motors Co.	$ 1,661,278

Banks – 3.4%
129,645	Bank of America Corp.	2,752,363
14,147	Citigroup, Inc.	595,872
37,223	Citizens Financial Group, Inc.	700,165
10,147	JPMorgan Chase & Co.	913,535
50,256	Popular, Inc.	1,758,960
3,516	SVB Financial Group*	531,197
39,853	Zions Bancorp NA	1,066,466

		8,318,558

Capital Goods – 2.6%
4,107	Allegion plc	377,926
4,924	Emerson Electric Co.	234,629
621	General Dynamics Corp.	82,164
80,857	General Electric Co.	642,005
1,317	Illinois Tool Works, Inc.	187,172
64,515	Johnson Controls International plc	1,739,324
1,383	Lockheed Martin Corp.	468,768
18,869	Raytheon Co.	2,474,669
2,101	Trane Technologies plc	173,522

		6,380,179

Commercial & Professional Services – 2.4%
9,110	Cintas Corp.	1,578,034
1,574	CoStar Group, Inc.*	924,268
32,217	IHS Markit Ltd.	1,933,020
1,010	Republic Services, Inc.	75,811
20,681	TransUnion	1,368,669

		5,879,802

Consumer Durables & Apparel – 0.6%
41,208	DR Horton, Inc.	1,401,072

Consumer Services – 0.7%
2,009	Chipotle Mexican Grill, Inc.*	1,314,689
23,706	MGM Resorts International	279,731

		1,594,420

Diversified Financials – 6.9%
90,641	Ally Financial, Inc.	1,307,950
28,199	Berkshire Hathaway, Inc. Class B*	5,155,623
2,285	Cboe Global Markets, Inc.	203,936
39,654	Charles Schwab Corp. (The)	1,333,167
17,043	CME Group, Inc.	2,946,905
8,975	Equitable Holdings, Inc.	129,689
12,717	S&P Global, Inc.	3,116,301
100,601	Synchrony Financial	1,618,670
18,420	Voya Financial, Inc.	746,931

		16,559,172

Energy – 2.0%
27,414	Baker Hughes Co.	287,847
15,726	Chevron Corp.	1,139,506
23,517	EOG Resources, Inc.	844,731
36,446	Marathon Petroleum Corp.	860,855
7,632	Pioneer Natural Resources Co.	535,385
93,007	TechnipFMC plc	626,867

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
695	Valero Energy Corp.	$ 31,525
27,842	Williams Cos., Inc. (The)	393,964

		4,720,680

Food & Staples Retailing – 2.5%
1,707	Casey’s General Stores, Inc.	226,160
13,313	Costco Wholesale Corp.	3,795,936
2,625	US Foods Holding Corp.*	46,489
45,008	Walgreens Boots Alliance, Inc.	2,059,116

		6,127,701

Food, Beverage & Tobacco – 1.3%
31,693	Altria Group, Inc.	1,225,568
3,969	Coca-Cola Co. (The)	175,628
30,261	Monster Beverage Corp.*	1,702,484
516	Tyson Foods, Inc. Class A	29,861

		3,133,541

Health Care Equipment & Services – 7.5%
8,717	Abbott Laboratories	687,858
3,148	Align Technology, Inc.*	547,594
12,181	Anthem, Inc.	2,765,574
13,051	Cigna Corp.	2,312,376
6,802	CVS Health Corp.	403,563
14,593	Edwards Lifesciences Corp.*	2,752,532
13,949	HCA Healthcare, Inc.	1,253,318
6,272	Humana, Inc.	1,969,533
5,924	Medtronic plc	534,226
4,108	STERIS plc	574,997
2,410	Teleflex, Inc.	705,793
6,269	UnitedHealth Group, Inc.	1,563,363
21,646	Universal Health Services, Inc. Class B	2,144,686

		18,215,413

Household & Personal Products – 2.3%
50,713	Procter & Gamble Co. (The)	5,578,430

Insurance – 1.2%
14,657	Allstate Corp. (The)	1,344,487
6,826	Aon plc	1,126,563
3,621	Athene Holding Ltd. Class A*	89,873
1,080	Cincinnati Financial Corp.	81,486
1,224	Reinsurance Group of America, Inc.	102,987
12,838	Unum Group	192,699

		2,938,095

Materials – 2.0%
1,709	Air Products & Chemicals, Inc.	341,134
12,472	Alcoa Corp.*	76,828
62,393	Axalta Coating Systems Ltd.*	1,077,527
7,343	Ball Corp.	474,798
3,790	Dow, Inc.	110,820
440	Linde plc	76,120
5,922	Sherwin-Williams Co. (The)	2,721,277

		4,878,504

Media & Entertainment – 8.5%
2,655	Alphabet, Inc. Class A*	3,084,977

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
4,697	Alphabet, Inc. Class C*	$5,461,719
1,655	Charter Communications, Inc. Class A*	722,093
103,553	Comcast Corp. Class A	3,560,152
26,511	Facebook, Inc. Class A*	4,422,035
1,677	Liberty Broadband Corp. Class C*	185,677
131,550	Liberty Global plc Class C*	2,066,651
2,126	Netflix, Inc.*	798,313
26,381	Zynga, Inc. Class A*	180,710

		20,482,327

Pharmaceuticals, Biotechnology & Life Sciences – 8.3%
49,680	AbbVie, Inc.	3,785,119
6,047	Biogen, Inc.*	1,913,150
28,227	Gilead Sciences, Inc.	2,110,251
7,318	Illumina, Inc.*	1,998,692
10,742	Incyte Corp.*	786,637
15,855	IQVIA Holdings, Inc.*	1,710,120
1,203	Jazz Pharmaceuticals plc*	119,987
15,030	Johnson & Johnson	1,970,884
30,934	Merck & Co., Inc.	2,380,062
853	Mettler-Toledo International, Inc.*	589,005
383	Regeneron Pharmaceuticals, Inc.*	187,015
1,415	Thermo Fisher Scientific, Inc.	401,294
8,710	Vertex Pharmaceuticals, Inc.*	2,072,544

		20,024,760

Real Estate Investment Trusts – 4.8%
20,016	American Homes 4 Rent Class A	464,371
922	Boston Properties, Inc.	85,036
5,092	Brixmor Property Group, Inc.	48,374
12,346	Camden Property Trust	978,297
2,693	CyrusOne, Inc.	166,293
3,368	Douglas Emmett, Inc.	102,758
85,360	Duke Realty Corp.	2,763,957
30,668	Equity LifeStyle Properties, Inc.	1,762,797
5,978	Essex Property Trust, Inc.	1,316,595
7,314	Healthcare Trust of America, Inc. Class A	177,584
63,554	Invitation Homes, Inc.	1,358,149
6,244	National Retail Properties, Inc.	200,994
5,690	SBA Communications Corp.	1,536,129
3,970	Sun Communities, Inc.	495,654
845	Welltower, Inc.	38,684

		11,495,672

Retailing – 8.3%
5,794	Amazon.com, Inc.*	11,296,677
6,421	Dollar General Corp.	969,635
48,783	eBay, Inc.	1,466,417
18,987	Home Depot, Inc. (The)	3,545,063
3,997	Lowe’s Cos., Inc.	343,942
27,341	Target Corp.	2,541,893

		20,163,627

Semiconductors & Semiconductor Equipment – 3.1%
18,636	Advanced Micro Devices, Inc.*	847,565
19,476	Applied Materials, Inc.	892,390
4,749	Intel Corp.	257,016
6,237	Lam Research Corp.	1,496,880
12,340	NVIDIA Corp.	3,252,824
7,597	QUALCOMM, Inc.	513,937
1,102	Universal Display Corp.	145,222

		7,405,834

Shares	Description	Value

Common Stocks – (continued)
Software & Services – 15.6%
12,263	Adobe, Inc.*	$3,902,577
20,428	Automatic Data Processing, Inc.	2,792,099
1,120	Booz Allen Hamilton Holding Corp.	76,877
2,539	Fortinet, Inc.*	256,871
15,540	International Business Machines Corp.	1,723,852
6,119	Intuit, Inc.	1,407,370
663	Mastercard, Inc. Class A	160,154
101,384	Microsoft Corp.	15,989,271
2,873	Okta, Inc.*	351,253
24,668	Oracle Corp.	1,192,204
38,002	PayPal Holdings, Inc.*	3,638,312
6,062	Square, Inc. Class A*	317,528
14,583	VeriSign, Inc.*	2,626,252
19,928	Visa, Inc. Class A	3,210,799

		37,645,419

Technology Hardware & Equipment – 7.6%
52,975	Apple, Inc.	13,471,013
763	Ciena Corp.*	30,375
56,360	Cisco Systems, Inc.	2,215,511
30,845	Keysight Technologies, Inc.*	2,581,110

		18,298,009

Telecommunication Services – 0.3%
12,290	AT&T, Inc.	358,254
5,059	Verizon Communications, Inc.	271,820

		630,074

Transportation – 1.8%
2,066	Copa Holdings SA Class A	93,569
5,165	CSX Corp.	295,955
2,519	Norfolk Southern Corp.	367,774
20,425	Union Pacific Corp.	2,880,742
7,779	United Parcel Service, Inc. Class B	726,714

		4,364,754

Utilities – 4.4%
99,907	AES Corp.	1,358,735
13,359	Ameren Corp.	972,936
7,242	CenterPoint Energy, Inc.	111,889
39,674	CMS Energy Corp.	2,330,847
5,649	Consolidated Edison, Inc.	440,622
25,510	DTE Energy Co.	2,422,685
38,162	FirstEnergy Corp.	1,529,151
27,205	Public Service Enterprise Group, Inc.	1,221,777
2,400	WEC Energy Group, Inc.	211,512

		10,600,154

TOTAL INVESTMENTS – 98.8% (Cost $233,017,808)		$ 238,497,475

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		2,826,010

NET ASSETS – 100.0%		$ 241,323,485

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’, Portfolio’s and Underlying Funds valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ and Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds and the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ and the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (Including Money Market Funds) — Investments in the Underlying Funds are valued at the net asset value (“NAV”) per share on the day of valuation. Because the Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Underlying Funds (Including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund and the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund and the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund and the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund and the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s and the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s and the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ and Portfolio’s investments and derivatives classified in the fair value hierarchy as of March 31, 2020.

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Bonds	$—	$21,507,898	$—
Mortgage-Backed Securities	—	25,520,204	—
Collateralized Mortgage Obligations	—	466,605	—
Commercial Mortgage-Backed Securities	—	261,925	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	9,350,909	1,107,997	—
Asset-Backed Securities	—	2,487,766	—
Foreign Government Securities	—	1,353,473	—
Municipal Bonds	—	696,764	—
Investment Company	1,567,818	—	—

Total	$10,918,727	$53,402,632	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(4,266,932)	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts		$241,083	$—
Futures Contracts	605,201	—	—
Interest Rate Swap Contracts	—	59,244	—

Total	$605,201	$300,327	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)		$(238,759)	$—
Futures Contracts(a)	(97,582)	—	—
Credit Default Swaps Contracts(a)	—	(32,741)	—
Interest Rate Swap Contracts(a)	—	(49,287)	—
Written Options Contracts		(14,201)

Total	$(97,582)	$(334,988)	$—

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$619,795	$—	$—
North America	138,145,011	—	—
Securities Lending Reinvestment Vehicle	30,000	—	—

Total	$138,794,806	$—	$—

Derivative Type

Liabilities(a)
Futures Contract	$(29,349)	$—	$—

GLOBAL TRENDS ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Fund	$40,327,196	$—	$—
Investment Companies	172,987,411	—	—

Total	$213,314,607	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$3,794,503	$—	$—

Liabilities(a)
Futures Contracts	$(1,710,968)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$52,982,531	$—	$—
South America	401,124
Investment Company	942

Total	$53,384,597	$—	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$23,517,970	$—	$—
Mortgage-Backed Securities	—	2,036,148	—
Collateralized Mortgage Obligations	—	15,052,490	—
Asset-Backed Securities	—	25,521,605	—
Supranational	—	2,523,029	—
Municipal Bond	—	95,061	—
Investment Company	5,161,539	—	—

Total	$28,679,509	$45,228,333	$—

Derivative Type

Assets(b)
Futures Contracts	$58,670	$—	$—

Liabilities(b)
Futures Contracts	$(236,370)	—	—
Interest Rate Swap Contracts	—	(1,322)	—

Total	$(236,370)	$(1,322)	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$77,238	$20,487,712	$—
Australia and Oceania	350,584	4,843,389	—
Europe	1,968,875	35,647,336	—
North America	265,942	342,985	—
Securities Lending Reinvestment Vehicle	336,375	—	—

Total	$2,999,014	$61,321,422	$—

Derivative Type

Assets(b)
Futures Contracts	$522	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$8,578,576	$—	$—
North America	336,000,714	—	—
Investment Company	3,628,584	—	—

Total	$348,207,874	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$7,474,614	$—	$—
North America	277,818,512	—	—
Investment Company	4,240,146	—	—
Securities Lending Reinvestment Vehicle	2,447,445	—	—

Total	$291,980,717	$—	$—

MULTI-STRATEGY ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$5,202,618	$—	$—
Fixed Income Underlying Funds	11,422,748	—	—
Exchange Traded Fund	164,198	—	—
Investment Company	1,448,276	—	—

Total	$18,237,840	$—	$—

Derivative Type

Assets
Futures Contracts(b)	$4,613	$—	$—
Purchased Options Contracts	538,800	—	—

Total	$543,413	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$278,730	$—	$—
North America	60,972,255	—	—
South America	190,491	—	—
Investment Company	422,512	—	—
Securities Lending Reinvestment Vehicle	38,375	—	—

Total	$61,902,363	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(27,802)	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$6,460,593	$—	$—
North America	242,814,569	—	—
Securities Lending Reinvestment Vehicle	175,982	—	—

Total	$249,451,144	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,769,638	$—	$—
North America	235,727,837	—	—

Total	$238,497,475	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — The Growth Opportunities, Large Cap Value, Mid Cap Value, Multi-Strategy Alternatives and Strategic Growth Funds and Portfolio may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Equity Index, International Equity Insights and Small Cap Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ and the Portfolio’s securities lending procedures, the Funds and Portfolio receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds and Portfolio, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds and Portfolio on the next business day. As with other extensions of credit, the Funds and Portfolio may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds and Portfolio or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Equity Index, Growth Opportunities, International Equity Insights, Large Cap Value, Mid Cap Value, Multi-Strategy Alternatives, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

The Funds, Portfolio GSAL and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ and Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Funds’, the Portfolio’s or an Underlying Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds, the Portfolio or an Underlying Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in the Underlying Funds — The investments of the Portfolio are concentrated in the Underlying Funds, and the

Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent that the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, the Portfolio may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund, Portfolio and Underlying Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund, Portfolio and Underlying Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund, Portfolio and Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund, Portfolio and Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s, Portfolio’s and Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s, Portfolio’s and Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s, Portfolio’s and Underlying Fund’s expense ratio. Similarly, large Fund, Portfolio and Underlying Fund share purchases may adversely affect a Fund’s, Portfolio’s and Underlying Fund’s performance to the extent that the Fund, Portfolio and Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund, Portfolio or Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund, Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund, Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund, Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s, Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s, Portfolio’s and Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund, Portfolio or Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund, Portfolio or Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund, Portfolio or Underlying Fund and its investments. Additionally, a Fund, Portfolio and Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund, Portfolio and Underlying Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.